UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07896
                                                   ------------

                         GAMCO Global Series Funds, Inc.
                  -------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                  -------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                  -------------------------------------------
                     (Name and address of agent for service)


       registrant's telephone number, including area code: 1-800-422-3554
                                                          ---------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2006
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                         GAMCO GLOBAL SERIES FUNDS, INC.

                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2006




                   o THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND

                   o THE GAMCO GLOBAL GROWTH FUND

                   o THE GAMCO GLOBAL OPPORTUNITY FUND

                   o THE GAMCO GLOBAL TELECOMMUNICATIONS FUND





--------------------------------------------------------------------------------
We have separated the portfolio managers' commentaries from the financial statements and investment portfolios due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers' commentaries are unrestricted. The financial statements and investment portfolios are mailed separately from the commentaries. Both the commentaries and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds. Enclosed are the financial statements and the investment portfolios for each Fund as of June 30, 2006.
--------------------------------------------------------------------------------

GAMCO GLOBAL CONVERTIBLE SECURITIES FUND

      During the second quarter of 2006, the GAMCO Global Convertible Securities Fund (the "Fund") declined 2.9% while the Merrill Lynch Global 300 Convertible Index rose 1.1%, the UBS Global Convertible Index rose 1.6% and the Morgan Stanley Capital International ("MSCI") World Free Index declined 1.1%. For the six-month period ended June 30, 2006, the Fund was up 3.1% versus increases of 6.8%, 7.4%, and 4.9% for the Merrill Lynch Global 300 Convertible Index, the UBS Global Convertible Index and the MSCI World Free Index, respectively.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------------------------------------------
                              AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2006 (A)
                              ------------------------------------------------
                                                                                                              Since
                                                        Year to                                             Inception
                                              Quarter    Date      1 Year    3 Year     5 Year    10 Year   (2/3/94)
--------------------------------------------------------------------------------------------------------------------
  GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
    CLASS AAA............................    (2.88)%     3.06%     14.17%    10.63%     5.49%      5.95%     6.43%
  Merrill Lynch Global 300
    Convertible Index ...................     1.11       6.83      13.34      8.56      6.63       6.53      N/A*
  UBS Global Convertible Index...........     1.58       7.44      13.50      9.52      7.67       8.03      7.63
  MSCI World Free Index..................    (1.13)      4.94      14.90     14.85      4.00       5.38      6.03
  Class A................................    (2.88)      3.05      14.14     10.61      5.51       5.96      6.45
                                             (8.46)(b)  (2.87)(b)   7.58(b)   8.46(b)   4.28(b)    5.34(b)   5.95(b)
  Class B................................    (2.88)      2.71      13.36      9.78      4.73       5.54      6.11
                                             (7.74)(c)  (2.29)(c)   8.36(c)   8.95(c)   4.39(c)    5.54(c)   6.11(c)
  Class C................................    (3.00)      2.67      13.37      9.78      4.82       5.61      6.16
                                             (3.97)(c)   1.67(c)   12.37(c)   9.78(c)   4.82(c)    5.61(c)   6.16(c)

 (a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. INVESTING IN FOREIGN SECURITIES INVOLVES RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.
     THE CLASS AAA SHARES' NET ASSET VALUES ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON MAY 2, 2001, MARCH 28, 2001, AND NOVEMBER 26, 2001, RESPECTIVELY. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE UBS (FORMERLY WARBURG DILLON REED) GLOBAL CONVERTIBLE INDEX, THE MERRILL LYNCH GLOBAL 300 CONVERTIBLE INDEX AND THE MSCI WORLD FREE INDEX ARE UNMANAGED INDICATORS OF INVESTMENT PERFORMANCE.
 (b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
 (c) INCLUDES THE EFFECT OF THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE AT THE END OF THE PERIOD SHOWN FOR CLASS B AND CLASS C SHARES, RESPECTIVELY. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
  * THERE IS NO DATA AVAILABLE FOR THE MERRILL LYNCH GLOBAL 300 CONVERTIBLE INDEX PRIOR TO DECEMBER 31, 1994.
--------------------------------------------------------------------------------

GAMCO GLOBAL GROWTH FUND

      During  the second  quarter of 2006,  the GAMCO  Global  Growth  Fund (the
"Fund") was down 2.1%, while the Morgan Stanley Capital International All Country ("MSCI AC") World Free Index and the Lipper Global Multi-Cap Growth Fund Average declined 0.6% and 2.4%, respectively. For the six-month period ended June 30, 2006, the Fund was up 3.5% versus gains of 6.4% and 5.3% for the MSCI AC World Free Index and the Lipper Global Multi-Cap Growth Fund Average, respectively.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------------------------------------------
                              AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2006 (A)
                              ------------------------------------------------
                                                                                                              Since
                                                        Year to                                             Inception
                                              Quarter    Date      1 Year    3 Year     5 Year    10 Year   (2/7/94)
--------------------------------------------------------------------------------------------------------------------
  GAMCO GLOBAL GROWTH FUND CLASS AAA.....    (2.13)%     3.52%     17.66%    14.64%     3.06%      9.70%    10.59%
  MSCI AC World Free Index...............    (0.61)      6.43      18.59     18.28      6.92       7.33      7.88
  Lipper Global Multi-Cap Growth
    Fund Average.........................    (2.35)      5.27      17.66     18.30      6.28       9.51      9.13
  Class A................................    (2.08)      3.57      17.72     14.67      3.07       9.71     10.62
                                             (7.71)(b)  (2.38)(b)  10.95(b)  12.43(b)   1.85(b)    9.07(b)  10.09(b)
  Class B................................    (2.27)      3.16      16.83     13.78      2.30       9.23     10.22
                                             (7.15)(c)  (1.84)(c)  11.83(c)  13.01(c)   1.93(c)    9.23(c)  10.22(c)
  Class C................................    (2.32)      3.12      16.77     13.77      2.27       9.18     10.18
                                             (3.30)(c)   2.12(c)   15.77(c)  13.77(c)   2.27(c)    9.18(c)  10.18(c)

 (a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.
     THE CLASS AAA SHARES' NET ASSET VALUES ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON MARCH 2, 2000, MAY 5, 2000, AND MARCH 12, 2000, RESPECTIVELY. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. INVESTING IN FOREIGN SECURITIES INVOLVES RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS. THE MSCI AC WORLD FREE INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE, WHILE THE LIPPER AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED.
 (b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
 (c) INCLUDES THE EFFECT OF THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE AT THE END OF THE PERIOD SHOWN FOR CLASS B AND CLASS C SHARES, RESPECTIVELY. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
--------------------------------------------------------------------------------

GAMCO GLOBAL OPPORTUNITY FUND

      During the second quarter of 2006, the GAMCO Global Opportunity Fund (the "Fund") declined 1.3% while the Morgan Stanley Capital International All Country ("MSCI AC") World Free Index and the Lipper Global Multi-Cap Growth Fund Average were down 0.6% and 2.4%, respectively. For the six-month period ended June 30, 2006, the Fund gained 6.8% versus returns of 6.4% and 5.3% for the MSCI AC World Free Index and the Lipper Global Multi-Cap Growth Fund Average, respectively.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------------------------------------------
                              AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2006 (A)
                              ------------------------------------------------
                                                                                                               Since
                                                                  Year to                                    Inception
                                                        Quarter    Date      1 Year    3 Year      5 Year    (5/11/98)
----------------------------------------------------------------------------------------------------------------------
  GAMCO GLOBAL OPPORTUNITY FUND CLASS AAA.........      (1.28)%    6.79%     23.20%     19.86%      7.11%     9.33%
  MSCI AC World Free Index........................      (0.61)     6.43      18.59      18.28       6.92      4.72
  Lipper Global Multi-Cap Growth Fund Average.....      (2.35)     5.27      17.66      18.30       6.28      6.86
  Class A.........................................      (1.22)     6.87      23.27      19.87       7.17      9.36
                                                        (6.90)(b)  0.72(b)   16.18(b)   17.52(b)    5.91(b)   8.56(b)
  Class B.........................................      (1.38)     6.46      22.33      18.98       6.36      8.80
                                                        (6.31)(c)  1.46(c)   17.33(c)   18.26(c)    6.04(c)   8.80(c)
  Class C.........................................      (1.43)     6.47      22.31      19.62       7.13      9.35
                                                        (2.41)(c)  5.47(c)   21.31(c)   19.62(c)    7.13(c)   9.35(c)

 (a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. INVESTING IN FOREIGN SECURITIES INVOLVES RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.
     THE CLASS AAA SHARES' NET ASSET VALUES ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON MARCH 12, 2000, AUGUST 16, 2000, AND NOVEMBER 23, 2001, RESPECTIVELY. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER FOR THE PERIODS STARTING PRIOR TO AUGUST 16, 2000 AND NOVEMBER 23, 2001, RESPECTIVELY, DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. RETURNS WOULD HAVE BEEN LOWER HAD THE ADVISER NOT REIMBURSED CERTAIN EXPENSES OF THE FUND. THE MSCI AC WORLD FREE INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE, WHILE THE LIPPER AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED.
 (b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
 (c) INCLUDES THE EFFECT OF THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE AT THE END OF THE PERIOD SHOWN FOR CLASS B AND CLASS C SHARES, RESPECTIVELY. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
--------------------------------------------------------------------------------

GAMCO GLOBAL TELECOMMUNICATIONS FUND

      During the second quarter of 2006, the GAMCO Global Telecommunications Fund (the "Fund") declined 0.2%, while the Standard & Poor's ("S&P")/Citigroup Global Telecommunications Broad Market Index was up 1.6% and the Morgan Stanley Capital International All Country ("MSCI AC") World Free Index lost 0.6%. For the six month period ended June 30, 2006, the Fund was up 5.0% versus gains of 6.3% and 6.4% for the S&P/Citigroup Global Telecommunications Broad Market Index and the MSCI AC World Free Index, respectively.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------------------------------------------
                              AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2006 (A)
                              ------------------------------------------------
                                                                                                              Since
                                                        Year to                                             Inception
                                              Quarter    Date      1 Year    3 Year     5 Year    10 Year   (11/1/93)
---------------------------------------------------------------------------------------------------------------------
  GAMCO GLOBAL TELECOMMUNICATIONS FUND
    CLASS AAA............................    (0.22)%     5.02%     10.51%    15.38%     2.85%      9.91%     9.73%
  S&P/Citigroup Global Telecommunications
    Broad Market Index...................     1.57       6.28      10.51     16.06      3.63        N/A*      N/A*
  MSCI AC World Free Index...............    (0.61)      6.43      18.59     18.28      6.92       7.33      8.27
  Class A................................    (0.22)      5.03      10.56     15.39      2.85       9.91      9.73
                                             (5.95)(b)  (1.01)(b)   4.20(b)  13.13(b)   1.64(b)    9.26(b)   9.22(b)
  Class B................................    (0.44)      4.62       9.68     14.51      2.08       9.42      9.35
                                             (5.42)(c)  (0.38)(c)   4.68(c)  13.75(c)   1.71(c)    9.42(c)   9.35(c)
  Class C................................    (0.45)      4.64       9.66     14.51      2.07       9.42      9.35
                                             (1.44)(c)   3.64(c)    8.66(c)  14.51(c)   2.07(c)    9.42(c)   9.35(c)

 (a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. THE CLASS AAA SHARES' NET ASSET VALUES ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON MARCH 12, 2000, MARCH 13, 2000, AND JUNE 2, 2000, RESPECTIVELY. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. INVESTING IN FOREIGN SECURITIES INVOLVES RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS. THE S&P/CITIGROUP GLOBAL TELECOMMUNICATIONS INDEX AND THE MSCI AC WORLD FREE INDEX ARE UNMANAGED INDICATORS OF GLOBAL STOCK MARKET PERFORMANCE.
 (b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
 (c) INCLUDES THE EFFECT OF THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE AT THE END OF THE PERIOD SHOWN FOR CLASS B AND CLASS C SHARES, RESPECTIVELY. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
   * INFORMATION FOR THE S&P CITIGROUP GLOBAL TELECOMMUNICATIONS BROAD MARKET INDEX IS NOT AVAILABLE PRIOR TO JANUARY 1, 2000.
--------------------------------------------------------------------------------

GAMCO GLOBAL SERIES FUNDS, INC.
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from January 1, 2006 through June 30, 2006
                                                                   EXPENSE TABLE
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the six months ended June 30, 2006.

GAMCO GLOBAL SERIES FUNDS, INC.
DISCLOSURE OF FUND EXPENSES (CONTINUED) (UNAUDITED)
For the Six Month Period from January 1, 2006 through June 30, 2006
                                                                   EXPENSE TABLE
--------------------------------------------------------------------------------
                     Beginning         Ending      Annualized    Expenses
                   Account Value   Account Value    Expense     Paid During
                     01/01/06         06/30/06        Ratio       Period*
--------------------------------------------------------------------------------
THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA           $1,000.00        $1,030.60        1.91%       $ 9.62
Class A             $1,000.00        $1,030.50        1.91%       $ 9.62
Class B             $1,000.00        $1,027.10        2.66%       $13.37
Class C             $1,000.00        $1,026.70        2.66%       $13.37

HYPOTHETICAL 5% RETURN
Class AAA           $1,000.00        $1,015.32        1.91%       $ 9.54
Class A             $1,000.00        $1,015.32        1.91%       $ 9.54
Class B             $1,000.00        $1,011.60        2.66%       $13.27
Class C             $1,000.00        $1,011.60        2.66%       $13.27

--------------------------------------------------------------------------------
THE GAMCO GLOBAL GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA           $1,000.00        $1,035.20        1.77%       $ 8.93
Class A             $1,000.00        $1,035.70        1.77%       $ 8.93
Class B             $1,000.00        $1,031.60        2.52%       $12.69
Class C             $1,000.00        $1,031.20        2.52%       $12.69

HYPOTHETICAL 5% RETURN
Class AAA           $1,000.00        $1,016.02        1.77%       $ 8.85
Class A             $1,000.00        $1,016.02        1.77%       $ 8.85
Class B             $1,000.00        $1,012.30        2.52%       $12.57
Class C             $1,000.00        $1,012.30        2.52%       $12.57

                     Beginning         Ending      Annualized    Expenses
                   Account Value   Account Value    Expense     Paid During
                     01/01/06         06/30/06        Ratio       Period*
--------------------------------------------------------------------------------
THE GAMCO GLOBAL OPPORTUNITY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA           $1,000.00        $1,067.90        2.00%       $10.25
Class A             $1,000.00        $1,068.70        2.00%       $10.26
Class B             $1,000.00        $1,064.60        2.75%       $14.08
Class C             $1,000.00        $1,064.70        2.75%       $14.08

HYPOTHETICAL 5% RETURN
Class AAA           $1,000.00        $1,014.88        2.00%       $ 9.99
Class A             $1,000.00        $1,014.88        2.00%       $ 9.99
Class B             $1,000.00        $1,011.16        2.75%       $13.71
Class C             $1,000.00        $1,011.16        2.75%       $13.71

--------------------------------------------------------------------------------
THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA          $1,000.00        $1,050.20        1.59%       $ 8.08
Class A            $1,000.00        $1,050.30        1.59%       $ 8.08
Class B            $1,000.00        $1,046.20        2.34%       $11.87
Class C            $1,000.00        $1,046.40        2.34%       $11.87

HYPOTHETICAL 5% RETURN
Class AAA          $1,000.00        $1,016.91        1.59%       $ 7.95
Class A            $1,000.00        $1,016.91        1.59%       $ 7.95
Class B            $1,000.00        $1,013.19        2.34%       $11.68
Class C            $1,000.00        $1,013.19        2.34%       $11.68

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following tables present portfolio holdings as a percent of total net assets as of June 30, 2006:

--------------------------------------------------------------------------------
THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
--------------------------------------------------------------------------------

LONG POSITIONS
Energy and Utilities..........................       16.8%
Health Care...................................       11.6%
Consumer Products.............................        8.1%
Financial Services............................        8.0%
Business Services.............................        7.6%
Diversified Industrial .......................        6.7%
Automotive: Parts and Accessories.............        6.2%
Equipment and Supplies........................        6.1%
Transportation................................        5.8%
Communications Equipment......................        5.1%
Telecommunications............................        3.9%
Metals and Mining.............................        3.4%
Electronics...................................        2.4%
Broadcasting..................................        2.0%
Computer Software and Services................        1.6%
Aerospace.....................................        1.2%
Retail........................................        1.1%
Entertainment.................................        0.9%
Paper and Forest Products.....................        0.6%
Other Assets and Liabilities (Net)............        0.9%
                                                    ------
                                                    100.0%
                                                    ======

SHORT POSITIONS
Forward Foreign Exchange Contracts............      (0.00)%
                                                    ======

--------------------------------------------------------------------------------
THE GAMCO GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

Financial Services............................       18.0%
Health Care...................................       12.8%
Energy and Utilities..........................       10.3%
Food and Beverage.............................        9.1%
Computer Software and Services................        7.5%
Metals and Mining.............................        6.3%
Diversified Industrial .......................        5.9%
Retail........................................        5.0%
Consumer Products.............................        3.5%
Building and Construction.....................        3.0%
Business Services.............................        2.5%
Entertainment.................................        2.2%
Electronics...................................        2.1%
Exchange Traded Funds.........................        1.8%
Equipment and Supplies........................        1.8%
Aerospace ....................................        1.6%
Broadcasting..................................        1.1%
Machinery.....................................        1.1%
Hotels and Gaming.............................        1.0%
Telecommunications............................        0.8%
Wireless Communications.......................        0.4%
Chemicals and Allied Products.................        0.3%
Other Assets and Liabilities (Net)............        1.9%
                                                    ------
                                                    100.0%
                                                    ======

--------------------------------------------------------------------------------
THE GAMCO GLOBAL OPPORTUNITY FUND
--------------------------------------------------------------------------------

Metals and Mining.............................       14.7%
Health Care...................................       13.7%
Energy and Utilities..........................       12.4%
Financial Services............................       11.6%
Consumer Products ............................        9.1%
Entertainment.................................        5.0%
Retail........................................        4.0%
Computer Software and Services................        3.9%
Food and Beverage.............................        3.7%
Building and Construction.....................        3.3%
Telecommunications............................        3.0%
Diversified Industrial .......................        2.8%
Aerospace.....................................        2.6%
Broadcasting..................................        2.2%
Aviation: Parts and Services..................        1.9%
Hotels and Gaming.............................        1.5%
Wireless Communications.......................        1.2%
Agriculture...................................        0.9%
Mutual Funds .................................        0.6%
Cable and Satellite ..........................        0.6%
Electronics...................................        0.6%
Publishing....................................        0.5%
Transportation................................        0.0%
Other Assets and Liabilities (Net)............        0.2%
                                                    ------
                                                    100.0%
                                                    ======

--------------------------------------------------------------------------------
THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
--------------------------------------------------------------------------------

Telecommunications: National..................       23.8%
Wireless Communications.......................       22.3%
Telecommunications: Regional..................       17.0%
Cable ........................................        7.5%
Telecommunications: Long Distance.............        7.0%
Entertainment.................................        4.8%
U.S. Government Obligations ..................        3.4%
Satellite.....................................        3.1%
Communications Equipment......................        2.6%
Diversified Industrial .......................        2.0%
Business Services.............................        1.4%
Broadcasting..................................        1.3%
Computer Software and Services................        1.0%
Consumer Services ............................        0.8%
Publishing....................................        0.8%
Energy and Utilities..........................        0.5%
Telecommunications: Broadband ................        0.3%
Equipment and Supplies........................        0.2%
Electronics...................................        0.2%
Other Assets and Liabilities (Net)............        0.0%
                                                    ------
                                                    100.0%
                                                    ======


THE FUNDS FILE A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED MARCH 31, 2006. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI
(800-422-3554). THE FUNDS' FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

Each Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Funds' proxy voting policies, procedures, and how the Funds voted proxies relating to portfolio securities are available without charge, upon request, (i) by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) by visiting the Securities and Exchange Commission's website at www.sec.gov.

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS -- JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
     PRINCIPAL                                               MARKET
      AMOUNT                                   COST           VALUE
      ------                                   ----          ------
                 CONVERTIBLE CORPORATE BONDS -- 74.5%
                 AEROSPACE -- 1.2%
$    180,000     Lockheed Martin Corp.,
                   Cv.,4.920%, 08/15/33 ..$    205,889   $    205,481
                                          ------------   ------------
                 AUTOMOTIVE: PARTS AND ACCESSORIES -- 6.2%
     200,000(c)  Conti Gummi Finance BV,
                   Cv.,1.625%, 05/19/11 ..     391,894        423,820
  20,000,000(b)  Pacific Industrial Co. Ltd.,
                   Cv.,Zero Coupon,
                   03/31/11 ..............     206,953        183,065
  20,000,000(b)  Suzuki Motor Corp., Cv.,
                   Zero Coupon, 03/31/10 .     227,078        235,875
  20,000,000(b)  Taiho Kogyo Co. Ltd., Cv.,
                   Zero Coupon, 03/31/11 .     188,008        185,250
                                          ------------   ------------
                                             1,013,933      1,028,010
                                          ------------   ------------
                 BUSINESS SERVICES -- 7.6%
     300,000(c)  Fugro NV, Cv.,
                   2.375%, 04/27/10 ......     481,248        567,795
   1,057,700(c)  Publicis Group SA, Cv.,
                   0.750%, 07/17/08 ......     488,188        449,804
     126,600(c)  SR Teleperformance, Cv.,
                   3.250%, 01/01/08 ......     180,510        240,685
                                          ------------   ------------
                                             1,149,946      1,258,284
                                          ------------   ------------
                 COMMUNICATIONS EQUIPMENT -- 3.3%
     550,000     Agere Systems Inc.,
                   Sub. Deb. Cv.,
                   6.500%, 12/15/09 ......     556,347        546,562
                                          ------------   ------------
                 COMPUTER SOFTWARE AND SERVICES -- 1.6%
     300,000     CNET Networks Inc.,
                   Deb. Cv.,
                   0.750%, 04/15/24 ......     311,589        261,750
                                          ------------   ------------
                 CONSUMER PRODUCTS -- 8.1%
     400,000     Church & Dwight Co. Inc.,
                   Deb. Cv.,
                   5.250%, 08/15/33 ......     462,981        506,000
     400,000     Eastman Kodak Co., Cv.,
                   3.375%, 10/15/33 ......     426,740        389,500
     200,000     Mens Warehouse Inc., Cv.,
                   3.125%, 10/15/23 ......     236,224        245,250
  20,000,000(b)  Nikon Corp., Cv.,
                   Zero Coupon, 03/30/07 .     213,235        200,077
                                          ------------   ------------
                                             1,339,180      1,340,827
                                          ------------   ------------
                 DIVERSIFIED INDUSTRIAL -- 5.5%
     700,000     Roper Industries Inc., Cv.,
                   1.481%, 01/15/34 ......     370,749        428,750
  30,000,000(b)  Sanyo Chemical Industries Ltd.,
                   Cv., Zero Coupon,
                   03/31/11 ..............     269,366        271,321
      65,000     Walter Industries Inc.,
                   Sub. Deb. Cv.,
                   3.750%, 05/01/24 ......     160,985        214,175
                                          ------------   ------------
                                               801,100        914,246
                                          ------------   ------------

     PRINCIPAL                                               MARKET
      AMOUNT                                   COST           VALUE
      ------                                   ----          ------
                 ELECTRONICS -- 2.4%
$    400,000     Edo Corp., Sub. Deb. Cv.,
                   4.000%, 11/15/25 ......$    402,594   $    391,500
                                          ------------   ------------
                 ENERGY AND UTILITIES -- 15.1%
  33,000,000(b)  Cosmo Oil Co. Ltd., Cv.,
                   Zero Coupon, 09/30/10 .     336,954        315,755
     100,000     Hanover Compressor Co., Cv.,
                   4.750%, 03/15/08 ......      96,829         97,375
     350,000     Helix Energy Solutions
                   Group I, Cv.,
                   3.250%, 12/15/25 ......     488,660        521,937
     300,000(c)  RWE AG, Cv.,
                   Zero Coupon, 06/22/07 .     420,020        425,944
     150,000(d)  Scottish & Southern
                   Energy plc,
                   3.750%, 10/29/09 ......     358,597        360,254
     300,000     Scottish Power Finance
                   Jersey Ltd.,
                   Sub. Deb. Cv.,
                   4.000%, 07/29/49 ......     400,326        434,175
     300,000     Transocean Inc.,
                   Deb. Cv.,
                   1.500%, 05/15/21 ......     338,944        343,500
                                          ------------   ------------
                                             2,440,330      2,498,940
                                          ------------   ------------
                 ENTERTAINMENT -- 0.9%
     200,000     Liberty Media Corp.,
                   Deb. Cv.,
                   3.250%, 03/15/31 (a) ..     200,000        152,500
                                          ------------   ------------
                 EQUIPMENT AND SUPPLIES -- 6.1%
     300,000(e)  ABB International
                   Finance Ltd., Cv.,
                   3.500%, 09/10/10 ......     361,799        425,075
     200,000     Cameron International Corp.,
                   Cv.,1.500%, 05/15/24 ..     210,648        296,250
     200,000(c)  Linde Finance BV, Cv.,
                   1.250%, 05/05/09 ......     303,505        299,170
                                          ------------   ------------
                                               875,952      1,020,495
                                          ------------   ------------
                 FINANCIAL SERVICES -- 3.8%
     115,000     Affiliated Managers
                   Group Inc., Deb Cv.,
                   4.710%, 02/25/33 ......     217,791        239,630
     150,000     First Pacific Finance, Cv.,
                   Zero Coupon, 01/18/10 .     176,344        184,283
  20,000,000(b)  Mie Bank Ltd.,
                   Sub. Deb. Cv.,
                   1.800%, 09/29/06 ......     204,999        213,125
                                          ------------   ------------
                                               599,134        637,038
                                          ------------   ------------
                 HEALTH CARE -- 7.7%
     300,000     Allergan Inc., Cv.,
                   1.500%, 04/01/26 (a) ..     293,310        302,625
     300,000     Edwards Lifesciences Corp.,
                   Cv.,3.875%, 05/15/33 ..     304,304        304,500
     250,000     Manor Care Inc., Cv.,
                   2.625%, 04/15/23 ......     293,259        381,250

                See accompanying notes to financial statements.

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
     PRINCIPAL                                               MARKET
      AMOUNT                                   COST           VALUE
      ------                                   ----          ------
                   CONVERTIBLE CORPORATE BONDS (CONTINUED)
                   HEALTH CARE (CONTINUED)
$    300,000       Medtronic Inc., Cv.,
                     1.625%, 04/15/13 (a) ..$    300,000   $    286,875
                                            ------------   ------------
                                               1,190,873      1,275,250
                                            ------------   ------------
                   METALS AND MINING -- 1.7%
     200,000       Ryerson Inc., Cv.,
                     3.500%, 11/01/24 ......     286,472        282,000
                                            ------------   ------------
                   RETAIL -- 1.1%
  15,000,000(b)    Kasumi Co. Ltd., Cv.,
                     1.100%, 02/28/07 ......     238,480        183,205
                                            ------------   ------------
                   TRANSPORTATION -- 2.2%
     300,000       YRC Worldwide Inc., Cv.,
                     3.375%, 11/25/23 ......     382,285        358,125
                                            ------------   ------------
                   TOTAL CONVERTIBLE
                     CORPORATE BONDS .......  11,994,104     12,354,213
                                            ------------   ------------
                   CORPORATE BONDS -- 1.2%
                   DIVERSIFIED INDUSTRIAL -- 1.2%
     197,518(c)    Elektrim Finance BV,
                     2.000%, 12/15/49 ......     203,883        203,883
                                            ------------   ------------
     SHARES
     ------
                   CONVERTIBLE PREFERRED STOCKS -- 23.4%
                   BROADCASTING -- 2.0%
       7,400       Emmis Communications Corp.,
                     6.250% Cv. Pfd.,
                     Ser. A ................     341,555        334,850
                                            ------------   ------------
                   COMMUNICATIONS EQUIPMENT -- 1.8%
         300       Lucent Technologies Capital
                     Trust I,
                     7.750% Cv. Pfd. .......     308,130        304,500
                                            ------------   ------------
                   ENERGY AND UTILITIES -- 1.7%
       5,000       Hanover Compressor Capital
                     Trust,
                     7.250% Cv. Pfd. .......     241,250        281,250
                                            ------------   ------------
                   FINANCIAL SERVICES -- 4.2%
       6,000       New York Community
                     Capital Trust V,
                     6.000%, Cv. Pfd. ......     282,800        281,700
       9,000       Sovereign Bancorp Inc.,
                     4.375% Cv. Pfd. .......     411,432        408,573
                                            ------------   ------------
                                                 694,232        690,273
                                            ------------   ------------
                   HEALTH CARE -- 3.9%
       5,000       Omnicare Inc.,
                     4.000% Cv. Pfd.,
                     Ser. B ................     254,375        315,300
       6,600       Schering-Plough Corp.,
                     6.000% Cv. Pfd. .......     341,326        332,178
                                            ------------   ------------
                                                 595,701        647,478
                                            ------------   ------------

                                                             MARKET
      SHARES                                   COST           VALUE
      ------                                   ----          ------
                   METALS AND MINING -- 1.7%
         220       Freeport-McMoRan
                     Copper & Gold Inc.,
                     5.500% Cv. Pfd. .......$    221,450   $    276,293
                                            ------------   ------------
                   PAPER AND FOREST PRODUCTS -- 0.6%
       2,000       Amcor Ltd.,
                     7.250% Cv. Pfd. .......      94,000         98,160
                                            ------------   ------------
                   TELECOMMUNICATIONS -- 3.9%
      15,000       Cincinnati Bell Inc.,
                     6.750% Cv. Pfd.,
                     Ser. B ................     625,700        645,000
                                            ------------   ------------
                   TRANSPORTATION -- 3.6%
         550       Kansas City Southern,
                     5.125% Cv. Pfd. .......     607,805        598,881
                                            ------------   ------------
                   TOTAL CONVERTIBLE
                     PREFERRED STOCKS ......   3,729,823      3,876,685
                                            ------------   ------------
                   TOTAL
                     INVESTMENTS -- 99.1% ..$ 15,927,810     16,434,781
                                            ============

                   OTHER ASSETS AND
                     LIABILITIES (NET) -- 0.9% ............     146,593
                                                           ------------
                   NET ASSETS -- 100.0%....................$ 16,581,374
                                                           ============

                                                            UNREALIZED
   PRINCIPAL                                 SETTLEMENT    APPRECIATION/
    AMOUNT                                      DATE      (DEPRECIATION)
   ---------                                  -------     -------------
                   FORWARD FOREIGN EXCHANGE CONTRACTS -- 0.0%
$(150,000,000)(b)  Deliver Japanese Yen
                     in exchange for
                     USD 1,311,144 .......... 07/07/06     $      7,468
                                                           ============
----------------
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the market value of the Rule 144A securities amounted to $742,000 or 4.47% of total net assets. These securities have been deemed by the Board of Directors to be liquid.
(b) Principal amount denoted in Japanese Yen.
(c) Principal amount denoted in Euros.
(d) Principal amount denoted in British Pounds.
(e) Principal amount denoted in Swiss Francs.


                                        % OF
                                       MARKET      MARKET
GEOGRAPHIC DIVERSIFICATION              VALUE      VALUE
--------------------------            --------    --------
North America....................       64.6%   $10,624,736
Europe...........................       21.8      3,580,712
Japan............................       10.9      1,787,673
Latin America....................        2.1        343,500
Asia/Pacific ....................        0.6         98,160
                                      ------    -----------
                                       100.0%   $16,434,781
                                      ======    ===========

                 See accompanying notes to financial statements.

THE GAMCO GLOBAL GROWTH FUND
SCHEDULE OF INVESTMENTS -- JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
                                                             MARKET
      SHARES                                   COST           VALUE
      ------                                   ----          ------
              COMMON STOCKS -- 98.1%
              AEROSPACE -- 1.6%
       2,000  L-3 Communications
                Holdings Inc. ............$    148,390   $    150,840
       8,358  Northrop Grumman Corp. .....     431,525        535,413
      32,000  Rolls-Royce Group plc+ .....     248,147        244,984
      13,000  United Technologies Corp. ..     637,213        824,460
                                          ------------   ------------
                                             1,465,275      1,755,697
                                          ------------   ------------
              BROADCASTING -- 1.1%
       7,000  Lagardere SCA ..............     399,739        516,608
       5,200  Nippon Television
                Network Corp. ............     771,307        707,480
                                          ------------   ------------
                                             1,171,046      1,224,088
                                          ------------   ------------
              BUILDING AND CONSTRUCTION -- 3.0%
      20,000  CRH plc ....................     482,219        650,269
      15,000  Fomento de Construcciones
                y Contratas SA ...........     402,698      1,140,593
      20,000  Koninklijke BAM Groep NV ...     111,347        397,529
      30,000  Sekisui House Ltd. .........     313,518        411,832
      10,000  Technip SA .................     312,582        553,829
                                          ------------   ------------
                                             1,622,364      3,154,052
                                          ------------   ------------
              BUSINESS SERVICES -- 2.5%
       6,500  Getty Images Inc.+ .........     469,625        412,815
       2,800  Hakuhodo Dy Holdings Inc. ..     191,989        206,012
       7,000  McDermott
                International Inc.+ ......     323,763        318,290
      10,000  SAP AG, ADR ................     452,250        525,200
      16,000  Secom Co. Ltd. .............     620,342        756,379
       8,000  SEI Investments Co. ........     352,228        391,040
                                          ------------   ------------
                                             2,410,197      2,609,736
                                          ------------   ------------
              CHEMICALS AND ALLIED PRODUCTS -- 0.3%
         206  Arkema+ ....................      17,815          8,051
      50,000  Tokai Carbon Co. Ltd. ......     205,108        280,059
                                          ------------   ------------
                                               222,923        288,110
                                          ------------   ------------
              COMPUTER SOFTWARE AND SERVICES -- 7.5%
      13,000  Adobe Systems Inc.+ ........     393,518        394,680
       8,000  Apple Computer Inc.+ .......     546,470        456,960
      20,000  Cisco Systems Inc.+ ........     398,750        390,600
      10,000  Dell Inc.+ .................     419,488        244,100
      20,000  eBay Inc.+ .................     696,529        585,800
       6,000  Electronic Arts Inc.+ ......     317,170        258,240
       5,200  Google Inc., Cl. A+ ........   1,543,104      2,180,516
      75,000  Microsoft Corp. ............   2,015,860      1,747,500
       8,000  NAVTEQ Corp.+ ..............     325,060        357,440
      40,000  Yahoo! Inc.+ ...............   1,438,100      1,320,000
                                          ------------   ------------
                                             8,094,049      7,935,836
                                          ------------   ------------

                                                             MARKET
      SHARES                                   COST           VALUE
      ------                                   ----          ------

              CONSUMER PRODUCTS -- 3.5%
       7,000  Christian Dior SA ..........$    438,852   $    686,274
      15,314  Compagnie Financiere
                Richemont AG, Cl. A ......     443,000        701,472
       5,000  Harman International
                Industries Inc. ..........     440,235        426,850
      22,000  Procter & Gamble Co. .......   1,218,739      1,223,200
       4,000  Swatch Group AG ............     464,406        675,637
                                          ------------   ------------
                                             3,005,232      3,713,433
                                          ------------   ------------
              DIVERSIFIED INDUSTRIAL -- 5.9%
       9,000  3M Co. .....................     725,975        726,930
      24,000  Amano Corp. ................     422,744        356,519
      10,000  Bouygues SA ................     343,461        514,178
       8,000  Emerson Electric Co. .......     677,599        670,480
      82,000  General Electric Co. .......   2,970,895      2,702,720
      18,000  ITT Industries Inc. ........     786,992        891,000
       6,000  Rockwell Automation Inc. ...     370,457        432,060
                                          ------------   ------------
                                             6,298,123      6,293,887
                                          ------------   ------------
              ELECTRONICS -- 2.1%
       8,000  Broadcom Corp., Cl. A+ .....     176,504        240,400
      18,000  Intel Corp. ................     407,340        341,100
       9,000  Linear Technology Corp. ....     351,873        301,410
      10,000  Microchip Technology Inc. ..     287,500        335,500
       1,070  Samsung Electronics
                 Co. Ltd. ................     175,381        680,063
      10,000  Texas Instruments Inc. .....     193,981        302,900
                                          ------------   ------------
                                             1,592,579      2,201,373
                                          ------------   ------------
              ENERGY AND UTILITIES -- 10.3%
       6,000  Baker Hughes Inc. ..........     271,125        491,100
       8,000  BP plc, ADR ................     466,366        556,880
       8,000  Canadian Natural
                Resources Ltd. ...........     347,021        443,040
      20,000  Chesapeake Energy Corp. ....     635,060        605,000
       8,672  Devon Energy Corp. .........     381,134        523,875
       8,000  Halliburton Co. ............     581,783        593,680
      12,000  Hess Corp. .................     565,831        634,200
       6,900  Imperial Oil Ltd. ..........     253,504        252,067
       8,000  Kerr-McGee Corp. ...........     413,375        554,800
       4,500  National-Oilwell Varco Inc.+     311,678        284,940
       6,000  Occidental Petroleum Corp. .     417,900        615,300
       6,000  Petroleo Brasileiro SA, ADR      525,055        535,860
      12,288  Pioneer Natural Resources Co.    427,276        570,286
      10,000  Saipem SpA .................     240,421        227,543
       5,200  Sasol Ltd. .................     238,251        199,442
       2,000  Sasol Ltd., ADR ............      76,260         77,280
      17,000  Schlumberger Ltd. ..........     538,841      1,106,870
      15,000  Southwestern Energy Co.+ ...     444,704        467,400
       6,000  Suncor Energy Inc. .........     206,890        486,060
       8,252  Total SA ...................     338,493        543,041

                 See accompanying notes to financial statements.

THE GAMCO GLOBAL GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
                                                             MARKET
      SHARES                                   COST           VALUE
      ------                                   ----          ------
              COMMON STOCKS (CONTINUED)
              ENERGY AND UTILITIES (CONTINUED)
       7,000  Transocean Inc.+ ...........$    285,424   $    562,240
       9,000  Valero Energy Corp. ........     438,558        598,680
                                          ------------   ------------
                                             8,404,950     10,929,584
                                          ------------   ------------
              ENTERTAINMENT -- 2.2%
      82,000  Publishing &
                Broadcasting Ltd. ........     452,809      1,109,615
      29,239  Time Warner Inc. ...........     472,880        505,834
      20,180  Vivendi SA .................     436,833        707,228
                                          ------------   ------------
                                             1,362,522      2,322,677
                                          ------------   ------------
              EQUIPMENT AND SUPPLIES -- 1.8%
       8,000  Ingersoll-Rand Co. Ltd.,
                Cl. A ....................     323,521        342,240
       3,900  Keyence Corp. ..............     791,419        995,788
         450  Vallourec SA ...............      42,112        541,039
                                          ------------   ------------
                                             1,157,052      1,879,067
                                          ------------   ------------
              EXCHANGE TRADED FUNDS -- 1.8%
      20,000  iShares MSCI Emerging
                Markets Index ............   1,828,617      1,878,000
                                          ------------   ------------
              FINANCIAL SERVICES -- 18.0%
      27,000  77 Bank Ltd. ...............     197,165        188,037
       7,000  Affiliated Managers
                Group Inc.+ ..............     672,089        608,230
       5,500  Allianz AG .................     704,835        868,936
      24,500  American Express Co. .......   1,257,577      1,303,890
       7,000  American International
                Group Inc. ...............     463,964        413,350
      50,000  Anglo Irish Bank
                Corp. plc ................     117,562        780,221
      30,000  Australia & New Zealand
                Banking Group Ltd. .......     505,275        592,772
      30,000  Aviva plc ..................     320,646        424,672
      29,039  Bank of Ireland, Ireland ...     280,065        518,136
      10,000  Bank of Ireland, London ....     159,392        178,428
       6,700  China Life Insurance
                Co. Ltd., ADR ............     409,681        424,110
      36,000  Citigroup Inc. .............   1,693,228      1,736,640
      18,000  Credit Suisse Group, ADR ...     898,713      1,007,820
       2,500  Goldman Sachs Group Inc. ...     262,375        376,075
      15,000  HSBC Holdings plc, ADR .....   1,289,686      1,325,250
      11,914  Irish Life & Permanent plc .     129,749        283,438
       3,700  Julius Baer Holding Ltd. AG      353,875        321,410
       5,000  Legg Mason Inc. ............     588,271        497,600
      10,895  Merrill Lynch & Co. Inc. ...     618,901        757,856
          65  Mitsubishi UFJ Financial
                Group Inc. ...............     762,954        908,773
      62,500  Nikko Cordial Corp. ........     667,308        799,546
       8,200  Royal Bank of Canada .......     351,545        332,907
      42,700  Standard Chartered plc .....     878,245      1,042,292

                                                             MARKET
      SHARES                                   COST           VALUE
      ------                                   ----          ------
      13,000  State Street Corp. .........$    619,332   $    755,170
       6,250  Toronto-Dominion Bank ......     353,908        317,343
       9,000  UBS AG, New York ...........     740,670        987,300
       2,000  UBS AG, Switzerland ........     136,647        219,214
      44,500  Westpac Banking Corp. ......     703,450        769,824
      16,000  Yamaguchi Bank Ltd. ........     202,431        231,527
                                          ------------   ------------
                                            16,339,539     18,970,767
                                          ------------   ------------
              FOOD AND BEVERAGE -- 9.1%
      53,000  Ajinomoto Co. Inc. .........     602,454        586,779
      12,000  ARIAKE JAPAN Co. Ltd. ......     336,640        265,292
      60,000  Cadbury Schweppes plc ......     592,403        578,619
      18,996  Coca-Cola Hellenic
                Bottling Co. SA ..........     385,338        566,117
     100,000  Davide Campari-
                Milano SpA ...............     467,325      1,036,670
      77,000  Diageo plc .................     971,581      1,295,033
       6,000  Diageo plc, ADR ............     326,867        405,300
       6,000  Groupe Danone ..............     669,806        762,442
       3,000  Nestle SA ..................     850,228        942,293
      12,000  PepsiCo Inc. ...............     615,556        720,480
       3,763  Pernod-Ricard SA ...........     401,489        746,025
       9,000  Starbucks Corp.+ ...........     248,063        339,840
      15,000  The Hershey Co. ............     832,072        826,050
      10,000  Wm. Wrigley Jr. Co. ........     517,757        453,600
       1,250  Wm. Wrigley Jr. Co.,
                Cl. B ....................      74,312         56,625
                                          ------------   ------------
                                             7,891,891      9,581,165
                                          ------------   ------------
              HEALTH CARE -- 12.8%
       4,700  Alcon Inc. .................     530,174        463,185
      16,000  Amgen Inc.+ ................     995,824      1,043,680
       8,000  Eli Lilly & Co. ............     434,427        442,160
       8,000  Genentech Inc.+ ............     403,993        654,400
       7,000  Genzyme Corp.+ .............     409,756        427,350
       5,000  Gilead Sciences Inc.+ ......     323,470        295,800
      40,000  GlaxoSmithKline plc ........     846,223      1,117,666
      23,500  Hisamitsu
                Pharmaceutical Co. Inc. ..     458,023        720,771
       8,000  Medtronic Inc. .............     371,680        375,360
      20,000  Novartis AG ................     792,163      1,082,982
       6,200  Roche Holding AG ...........     495,747      1,024,923
      10,530  Sanofi-Aventis .............     741,849      1,027,639
      40,000  Smith & Nephew plc .........     391,880        308,079
      10,000  St. Jude Medical Inc.+ .....     436,070        324,200
       2,400  Straumann Holding AG .......     504,079        612,000
      15,000  Stryker Corp. ..............     690,752        631,650
       4,800  Synthes Inc. ...............     398,130        579,117
      13,000  Takeda Pharmaceutical
                Co. Ltd. .................     553,551        808,808
       7,000  UnitedHealth Group Inc. ....     409,429        313,460
      13,000  Varian Medical Systems Inc.+     501,459        615,550
      11,500  Zimmer Holdings Inc.+ ......     934,729        652,280
                                          ------------   ------------
                                            11,623,408     13,521,060
                                          ------------   ------------

                 See accompanying notes to financial statements.

THE GAMCO GLOBAL GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
                                                             MARKET
      SHARES                                   COST           VALUE
      ------                                   ----          ------
              COMMON STOCKS (CONTINUED)
              HOTELS AND GAMING -- 1.0%
       8,550  Greek Organization of
                Football
                Prognostics SA ...........$    101,078   $    309,485
      36,003  Ladbrokes plc ..............     427,558        271,303
       6,000  Las Vegas Sands Corp.+ .....     307,890        467,160
                                          ------------   ------------
                                               836,526      1,047,948
                                          ------------   ------------
              MACHINERY -- 1.1%
       6,000  Caterpillar Inc. ...........     275,641        446,880
       5,000  SMC Corp. ..................     530,945        707,358
                                          ------------   ------------
                                               806,586      1,154,238
                                          ------------   ------------
              METALS AND MINING -- 6.3%
       6,000  Allegheny
                Technologies Inc. ........     384,745        415,440
      15,000  Anglo American plc .........     546,531        615,234
      20,000  BHP Billiton plc ...........     317,858        387,965
      10,500  Commercial Metals Co. ......     235,905        269,850
       8,404  Freeport-McMoRan Copper
                & Gold Inc., Cl. B .......     351,453        465,666
      51,026  Gold Fields Ltd., ADR ......     469,742      1,168,495
       7,473  Newmont Mining Corp. .......     319,724        395,546
      18,228  Peabody Energy Corp. .......     227,369      1,016,211
       6,000  Phelps Dodge Corp. .........     509,936        492,960
      16,000  Rio Tinto plc ..............     587,295        845,905
       4,000  Titanium Metals Corp.+ .....     128,630        137,520
      11,000  Xstrata plc ................     288,341        416,998
                                          ------------   ------------
                                             4,367,529      6,627,790
                                          ------------   ------------
              RETAIL -- 5.0%
       8,000  Bed Bath & Beyond Inc.+ ....     331,249        265,360
       6,000  Best Buy Co. Inc. ..........     229,578        329,040
      11,000  Coach Inc.+ ................     280,128        328,900
      28,000  Matsumotokiyoshi
                Co. Ltd. .................     750,942        711,989
       8,000  Next plc ...................     257,282        241,433
      24,000  Seven & I Holdings
                Co. Ltd. .................     813,032        790,633
       5,000  Target Corp. ...............     267,062        244,350
      15,000  Tiffany & Co. ..............     483,986        495,300
      10,000  Wal-Mart Stores Inc. .......     535,178        481,700
      26,000  Walgreen Co. ...............   1,031,476      1,165,840
       3,400  Whole Foods Market Inc. ....     156,628        219,776
                                          ------------   ------------
                                             5,136,541      5,274,321
                                          ------------   ------------

                                                             MARKET
      SHARES                                   COST           VALUE
      ------                                   ----          ------
              TELECOMMUNICATIONS -- 0.8%
          85  KDDI Corp. .................$    432,573   $    522,151
      10,000  Verizon
                Communications Inc. ......     330,736        334,900
                                          ------------   ------------
                                               763,309        857,051
                                          ------------   ------------
              WIRELESS COMMUNICATIONS -- 0.4%
      10,000  QUALCOMM Inc. ..............     415,535        400,700
                                          ------------   ------------
              TOTAL COMMON STOCKS ........  86,815,793    103,620,580
                                          ------------   ------------
              TOTAL INVESTMENTS -- 98.1% .$ 86,815,793    103,620,580
                                          ============

              OTHER ASSETS AND
                LIABILITIES (NET) -- 1.9% ...............   1,990,115

              NET ASSETS -- 100.0% ......................$105,610,695
                                                         ============
-----------
 +  Non-income producing security.
ADR American Depository Receipt

                                        % OF
                                       MARKET      MARKET
GEOGRAPHIC DIVERSIFICATION              VALUE      VALUE
--------------------------            --------    --------
North America....................       50.7%  $ 52,572,980
Europe...........................       31.1     32,204,766
Japan............................       10.6     10,955,732
Asia/Pacific.....................        3.4      3,576,384
Latin America....................        2.8      2,865,500
South Africa ....................        1.4      1,445,218
                                      ------   ------------
                                       100.0%  $103,620,580
                                      ======   ============

                 See accompanying notes to financial statements.

THE GAMCO GLOBAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS -- JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
                                                             MARKET
      SHARES                                   COST           VALUE
      ------                                   ----          ------
               COMMON STOCKS -- 99.2%
               AEROSPACE -- 2.6%
       3,000   L-3 Communications
                 Holdings Inc. ...........$    127,720   $    226,260
       5,500   Lockheed Martin Corp. .....     135,166        394,570
                                          ------------   ------------
                                               262,886        620,830
                                          ------------   ------------
               AGRICULTURE -- 0.9%
      30,000   Agricore United ...........     206,692        218,490
                                          ------------   ------------
               AVIATION: PARTS AND SERVICES -- 1.9%
       7,400   Precision Castparts Corp. .     109,705        442,224
                                          ------------   ------------
               BROADCASTING -- 2.2%
      20,000   Mediaset SpA ..............     195,380        235,857
       5,000   Modern Times Group AB,
                 Cl. B+ ..................     176,195        262,966
       5,000   Modern Times Group AB,
                 Cl. B,
                 Redeemable Shares+ ......       9,274         12,012
                                          ------------   ------------
                                               380,849        510,835
                                          ------------   ------------
               BUILDING AND CONSTRUCTION -- 3.3%
      10,000   Aica Kogyo Co. Ltd. .......      95,626        127,578
      20,125   CRH plc ...................     270,443        654,333
                                          ------------   ------------
                                               366,069        781,911
                                          ------------   ------------
               CABLE AND SATELLITE -- 0.6%
       7,000   Cablevision Systems Corp.,
                 Cl. A+ ..................      67,535        150,150
                                          ------------   ------------
               COMPUTER SOFTWARE AND SERVICES -- 3.9%
         700   Google Inc., Cl. A+ .......     220,948        293,531
      11,500   Microsoft Corp. ...........     301,125        267,950
         100   NIWS Co. HQ Ltd. ..........     113,403         85,460
       5,000   Square Enix Co. Ltd. ......     121,466        103,984
       5,000   Yahoo! Inc.+ ..............     169,373        165,000
                                          ------------   ------------
                                               926,315        915,925
                                          ------------   ------------
               CONSUMER PRODUCTS -- 9.1%
       5,000   Altadis SA ................     153,235        236,369
      10,000   Assa Abloy AB, Cl. B ......     189,995        168,131
       6,000   Christian Dior SA .........     302,008        588,235
      12,700   Compagnie Financiere
                 Richemont AG, Cl. A .....     254,839        581,735
       8,500   Escada AG+ ................     207,340        209,828
       4,000   Procter & Gamble Co. ......     221,128        222,400
       3,200   UST Inc. ..................     142,645        144,608
                                          ------------   ------------
                                             1,471,190      2,151,306
                                          ------------   ------------
               DIVERSIFIED INDUSTRIAL -- 2.8%
       7,000   Bouygues SA ...............     252,231        359,925
       9,500   General Electric Co. ......     320,183        313,120
                                          ------------   ------------
                                               572,414        673,045
                                          ------------   ------------

                                                             MARKET
      SHARES                                   COST           VALUE
      ------                                   ----          ------
               ELECTRONICS -- 0.6%
       4,400   Linear Technology Corp. ...$    165,609   $    147,356
                                          ------------   ------------
               ENERGY AND UTILITIES -- 12.4%
       6,600   Imperial Oil Ltd. .........     222,619        241,107
      30,000   Kanto Natural Gas
                 Development Co. Ltd. ....     153,608        224,659
       8,000   Mueller Water Products Inc.,
                 Cl. A+ ..................     126,070        139,280
       7,000   Petroleo Brasileiro
                 SA, ADR .................     211,615        625,170
      10,000   Saipem SpA ................     210,831        227,543
       7,200   Schlumberger Ltd. .........     238,374        468,792
       6,000   Suncor Energy Inc. ........     201,704        486,060
      35,000   Tokai Carbon Co. Ltd. .....     152,714        196,042
       4,000   Transocean Inc.+ ..........     164,064        321,280
                                          ------------   ------------
                                             1,681,599      2,929,933
                                          ------------   ------------
               ENTERTAINMENT -- 5.0%
      14,000   Discovery Holding Co.,
                 Cl. A+ ..................     201,048        204,820
       4,500   Oriental Land Co. Ltd. ....     261,721        253,233
      35,000   Publishing &
                 Broadcasting Ltd. .......     176,587        473,616
      15,000   Time Warner Inc. ..........     225,367        259,500
                                          ------------   ------------
                                               864,723      1,191,169
                                          ------------   ------------
               FINANCIAL SERVICES -- 11.6%
      15,000   Bank of Ireland ...........      92,773        267,641
      17,500   Canaccord Capital Inc. ....     240,851        277,793
       7,000   Citigroup Inc. ............     270,158        337,680
       5,375   Julius Baer
                 Holding Ltd. AG .........     380,982        466,913
      10,000   Mediobanca SpA ............     201,520        195,823
      17,000   Nikko Cordial Corp. .......     180,347        217,476
      25,000   Shizuoka Bank Ltd. ........     253,840        270,011
       7,000   TSX Group Inc. ............     287,164        280,928
       4,000   UBS AG ....................     336,926        438,800
                                          ------------   ------------
                                             2,244,561      2,753,065
                                          ------------   ------------
               FOOD AND BEVERAGE -- 3.7%
       8,000   ARIAKE JAPAN Co. Ltd. .....     188,030        176,861
      15,000   Cadbury Schweppes plc .....     141,899        144,655
       5,000   General Mills Inc. ........     248,004        258,300
       5,000   PepsiCo Inc. ..............     261,500        300,200
                                          ------------   ------------
                                               839,433        880,016
                                          ------------   ------------
               HEALTH CARE -- 13.7%
       6,000   Cochlear Ltd. .............     246,988        243,574
       8,208   GlaxoSmithKline plc .......     245,936        229,345
       6,000   Novartis AG ...............     232,122        324,895
       4,000   Roche Holding AG ..........     353,538        661,241
       6,691   Sanofi-Aventis, ADR .......     231,241        325,852
       5,000   St. Jude Medical Inc.+ ....     192,663        162,100
       1,200   Straumann Holding AG ......     254,333        306,000

                 See accompanying notes to financial statements.

THE GAMCO GLOBAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
                                                             MARKET
      SHARES                                   COST           VALUE
      ------                                   ----          ------
               COMMON STOCKS (CONTINUED)
               HEALTH CARE (CONTINUED)
       3,000   Synthes Inc. ..............$    302,959   $    361,948
       4,200   Takeda Pharmaceutical
                 Co. Ltd. ................     263,783        261,307
       5,000   William Demant
                 Holding A/S+ ............     235,806        373,809
                                          ------------   ------------
                                             2,559,369      3,250,071
                                          ------------   ------------
               HOTELS AND GAMING -- 1.5%
      10,000   Greek Organization of
                 Football Prognostics SA .     168,339        361,971
                                          ------------   ------------
               METALS AND MINING -- 14.7%
      17,726   Andsberg Ltd.+ (a) ........       8,277         15,737
      73,630   Antofagasta plc ...........      88,100        569,139
      59,000   Gold Fields Ltd., ADR .....     256,194      1,351,100
      10,000   Harmony Gold Mining
                 Co. Ltd.+ ...............      56,555        159,136
      24,000   Harmony Gold Mining Co.
                 Ltd., ADR+ ..............     130,306        390,960
      15,000   Newmont Mining Corp. ......     349,500        793,950
       3,500   Peabody Energy Corp. ......     179,978        195,125
                                          ------------   ------------
                                             1,068,910      3,475,147
                                          ------------   ------------
               PUBLISHING -- 0.5%
      40,000   Independent News &
                 Media plc ...............      98,736        117,161
                                          ------------   ------------
               RETAIL -- 4.0%
      12,000   Matsumotokiyoshi Co. Ltd. .     309,058        305,138
       6,300   Seven & I Holdings Co. Ltd.     218,236        207,541
       6,000   Walgreen Co. ..............     233,238        269,040
       2,700   Whole Foods Market Inc. ...     136,041        174,528
                                          ------------   ------------
                                               896,573        956,247
                                          ------------   ------------
               TELECOMMUNICATIONS -- 3.0%
       3,000   ALLTEL Corp. ..............     156,153        191,490
         783   Embarq Corp.+ .............      25,234         32,095
      15,675   Sprint Nextel Corp. .......     255,700        313,344
       2,300   Telephone & Data
                 Systems Inc. ............      45,066         95,220
       2,300   Telephone & Data Systems
                 Inc., Special ...........      41,599         89,470
                                          ------------   ------------
                                               523,752        721,619
                                          ------------   ------------

                                                             MARKET
      SHARES                                   COST           VALUE
      ------                                   ----          ------
               TRANSPORTATION -- 0.0%
       1,726   Horizon North
                 Logistics Inc.+ .........$          0   $          0
                                          ------------   ------------
               WIRELESS COMMUNICATIONS -- 1.2%
       4,500   United States
                 Cellular Corp.+ .........     254,809        272,700
                                          ------------   ------------
               TOTAL COMMON STOCKS .......  15,730,068     23,521,171
                                          ------------   ------------
               WARRANTS -- 0.0%
               TRANSPORTATION -- 0.0%
       1,215   Horizon North
                 Logistics Inc.+ .........           0              0
                                          ------------   ------------
      UNITS
      -----
               MUTUAL FUNDS -- 0.6%
               TRANSPORTATION -- 0.6%
       6,000   Mullen Group Income Fund ..     202,520        155,335
                                          ------------   ------------
               TOTAL
                  INVESTMENTS -- 99.8% ...$ 15,932,588     23,676,506
                                          ============

               OTHER ASSETS AND
                 LIABILITIES (NET) -- 0.2% ..............      40,896
                                                         ------------

               NET ASSETS -- 100.0% .....................$ 23,717,402
                                                         ============

---------------------
(a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing valuation of comparable securities and other factors on a regular basis. At June 30, 2006, the market value of the fair valued security amounted to $15,737 or 0.07% of total net assets.
 +  Non-income producing security.
ADR American Depository Receipt

                                        % OF
                                       MARKET      MARKET
GEOGRAPHIC DIVERSIFICATION              VALUE      VALUE
--------------------------            --------    --------
North America....................       37.5%   $ 8,877,671
Europe...........................       35.2      8,335,917
Japan............................       10.3      2,429,290
South Africa.....................        8.0      1,901,195
Latin America....................        6.0      1,415,242
Asia/Pacific ....................        3.0        717,191
                                      ------    -----------
                                       100.0%   $23,676,506
                                      ======    ===========

                 See accompanying notes to financial statements.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS -- JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
                                                             MARKET
      SHARES                                   COST           VALUE
      ------                                   ----          ------
              COMMON STOCKS -- 96.6%
              BROADCASTING -- 1.3%
      23,566  CanWest Global
                Communications Corp.+ ....$    322,321   $    174,389
      35,434  CanWest Global
                Communications Corp.,
                Cl. A+ ...................     407,389        262,827
       1,400  Claxson Interactive
                Group Inc.+ ..............       2,240          5,775
      10,000  Cogeco Inc. ................     195,069        179,163
       7,000  Fisher Communications Inc.+      353,932        294,910
      20,000  ION Media Networks Inc.+ ...      40,850         18,400
      17,000  Liberty Media Holding Corp. -
                Capital, Cl. A+ ..........     516,416      1,424,090
                                          ------------   ------------
                                             1,838,217      2,359,554
                                          ------------   ------------
              BUSINESS SERVICES -- 1.4%
       9,000  BB Holdings Ltd.+ ..........      36,940         29,475
       3,600  Carlisle Group Ltd.+ .......       5,790          6,125
      25,693  Contax Participacoes
                SA, ADR ..................      11,050         22,792
       4,000  Convergys Corp.+ ...........      53,716         78,000
      59,500  Group 4 Securicor plc ......           0        184,573
         563  OneSource Services Inc.+ ...       5,520          8,061
       4,000  R. H. Donnelley Corp. ......      53,608        216,280
      74,000  Sistema JSFC, GDR (a) ......   1,258,000      1,487,400
      15,000  TNT NV, ADR ................     198,278        537,000
                                          ------------   ------------
                                             1,622,902      2,569,706
                                          ------------   ------------
              CABLE -- 7.5%
      80,000  Adelphia Communications
                Corp., Cl. A+ ............      74,756          3,600
      19,065  Austar United
                Communications Ltd.+ .....      41,202         17,355
      70,000  Cablevision Systems
                Corp., Cl. A+ ............   1,037,320      1,501,500
      20,000  Charter Communications
                Inc., Cl. A+ .............      58,692         22,600
       3,000  Comcast Corp., Cl. A+ ......      92,520         98,220
      22,000  Comcast Corp., Cl. A,
                Special+ .................     175,463        721,160
      60,732  Liberty Global Inc.,
                Cl. A+ ...................   1,330,262      1,305,738
      50,000  Liberty Global Inc.,
                Cl. C+ ...................   1,219,998      1,028,500
      20,000  Mediacom Communications
                Corp., Cl. A+ ............     177,215        124,600
     214,765  Rogers Communications
                Inc., Cl. B, New York ....   2,432,528      8,676,506
         235  Rogers Communications
                Inc., Cl. B, Toronto .....      11,540          9,454
                                          ------------   ------------
                                             6,651,496     13,509,233
                                          ------------   ------------

                                                             MARKET
      SHARES                                   COST           VALUE
      ------                                   ----          ------
              COMMUNICATIONS EQUIPMENT -- 2.6%
      10,000  Agere Systems Inc.+ ........$    166,400   $    147,000
       3,000  Andrew Corp.+ ..............       8,535         26,580
         500  Avaya Inc.+ ................       4,138          5,710
     100,000  Champion Technology
                Holdings Ltd. ............      87,982         16,353
      25,000  Communications
                Systems Inc. .............     237,711        256,000
      75,000  Furukawa Electric
                Co. Ltd. .................     381,079        484,970
      98,000  GN Store Nord A/S ..........     533,809      1,125,886
      10,000  JDS Uniphase Corp.+ ........      45,488         25,300
       1,000  L-3 Communications
                Holdings Inc. ............      11,000         75,420
       3,200  L. M. Ericsson Telephone
                Co., Cl. B, ADR ..........      40,907        105,728
     100,000  Lucent Technologies Inc.+ ..     390,922        242,000
      65,000  Motorola Inc. ..............     530,718      1,309,750
      28,000  Nokia Corp., ADR ...........      67,091        567,280
      50,000  Nortel Networks Corp.+ .....     212,670        112,000
         750  Siemens AG, ADR ............      23,625         65,115
     300,000  Time Engineering Berhad+ ...     316,448         53,477
         816  Tut Systems Inc.+ ..........      13,135          1,975
                                          ------------   ------------
                                             3,071,658      4,620,544
                                          ------------   ------------
              COMPUTER SOFTWARE AND SERVICES -- 1.0%
       2,000  America Online Latin
                America Inc., Cl. A+ .....         840             24
       6,000  Covad Communications
                Group Inc.+ ..............      11,761         12,060
       3,230  EarthLink Inc.+ ............      45,250         27,972
       1,000  Geoworks Corp.+ ............       1,375             32
       1,000  Google Inc., Cl. A+ ........     346,423        419,330
          10  Korea Thrunet
                Co. Ltd.+ (c) ............       5,250              0
      20,000  NorthPoint Communications
                Group Inc.+ ..............      11,250             24
       5,852  Telecom Italia Media SpA ...       4,669          2,732
       1,000  Via Net.Works Inc.+ ........       2,625             43
      42,000  Yahoo! Inc.+ ...............   1,418,591      1,386,000
                                          ------------   ------------
                                             1,848,034      1,848,217
                                          ------------   ------------
              CONSUMER SERVICES -- 0.8%
      85,000  Liberty Media Holding Corp. -
                Interactive, Cl. A+ ......     713,146      1,467,100
                                          ------------   ------------
              DIVERSIFIED INDUSTRIAL -- 2.0%
      60,000  Bouygues SA ................   1,680,722      3,085,070
      50,000  Hutchison Whampoa Ltd. .....     487,170        456,459
                                          ------------   ------------
                                             2,167,892      3,541,529
                                          ------------   ------------

                 See accompanying notes to financial statements.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
                                                             MARKET
      SHARES                                   COST           VALUE
      ------                                   ----          ------
              COMMON STOCKS (CONTINUED)
              ELECTRONICS -- 0.2%
      32,000  California Micro
                Devices Corp.+ ...........$    203,882   $    128,000
       8,000  Freescale Semiconductor
                Inc., Cl. B+ .............      68,379        235,200
       2,000  TiVo Inc.+ .................      11,105         14,300
       1,000  Vishay Intertechnology
                Inc.+ ....................      22,909         15,730
                                          ------------   ------------
                                               306,275        393,230
                                          ------------   ------------
              ENERGY AND UTILITIES -- 0.5%
       3,000  E.ON AG ....................     126,255        345,420
      11,000  SCANA Corp. ................     290,109        424,380
       5,000  SJW Corp. ..................      78,585        127,250
                                          ------------   ------------
                                               494,949        897,050
                                          ------------   ------------
              ENTERTAINMENT -- 4.8%
      40,000  Discovery Holding Co.,
                Cl. A+ ...................     222,452        585,200
     410,000  Gemstar-TV Guide
                International Inc.+ ......   1,878,517      1,443,200
      15,000  Metromedia International
                Group Inc.+ ..............      59,576         19,500
     185,000  Time Warner Inc. ...........   3,212,001      3,200,500
     100,000  Vivendi SA, ADR ............   2,087,247      3,491,000
                                          ------------   ------------
                                             7,459,793      8,739,400
                                          ------------   ------------
              EQUIPMENT AND SUPPLIES -- 0.2%
       1,000  Amphenol Corp., Cl. A ......       8,185         55,960
      10,000  ThyssenKrupp AG ............     183,893        342,402
                                          ------------   ------------
                                               192,078        398,362
                                          ------------   ------------
              PUBLISHING -- 0.8%
      35,000  News Corp., Cl. A ..........     519,579        671,300
       2,000  News Corp., Cl. B ..........      21,050         40,360
      15,428  Seat Pagine Gialle SpA .....      30,783          7,183
      25,000  Telegraaf Media Groep NV ...     541,844        675,978
                                          ------------   ------------
                                             1,113,256      1,394,821
                                          ------------   ------------
              SATELLITE -- 3.1%
       1,500  Asia Satellite
                Telecommunications
                Holdings Ltd., ADR .......      22,103         25,275
       1,500  British Sky Broadcasting
                Group plc, ADR ...........      36,400         63,735
     130,000  DIRECTV Group Inc.+ ........   2,644,904      2,145,000
     100,000  EchoStar Communications
                Corp., Cl. A+ ............   1,863,471      3,081,000
       1,000  Lockheed Martin Corp. ......      22,787         71,740
       2,524  Orbital Sciences Corp.+ ....      16,208         40,737
       5,000  Pegasus Communications
                Corp., Cl. A+ ............      33,138         12,375
       8,000  PT Indosat Tbk, ADR+ .......      78,653        186,160
                                          ------------   ------------
                                             4,717,664      5,626,022
                                          ------------   ------------

                                                             MARKET
      SHARES                                   COST           VALUE
      ------                                   ----          ------
              TELECOMMUNICATIONS: BROADBAND -- 0.3%
      26,880  Colt Telecom Group plc+ ....$     39,630   $     29,078
      10,000  E.Spire
                Communications Inc.+ .....      50,000             10
      17,500  Golden Telecom Inc. ........     183,065        443,625
      22,422  McLeodUSA Inc., Cl. A+ .....      78,431            110
       6,000  Time Warner Telecom Inc.,
                Cl. A+ ...................       4,800         89,100
                                          ------------   ------------
                                               355,926        561,923
                                          ------------   ------------
              TELECOMMUNICATIONS: LONG DISTANCE -- 7.0%
      90,000  AT&T Inc. ..................   3,229,896      2,510,100
     300,000  Cable & Wireless plc .......     544,359        637,979
      22,500  Embarq Corp.+ ..............     593,482        922,275
      10,200  Embratel Participacoes
                SA, ADR ..................     579,467        158,916
      80,000  General Communication
                Inc., Cl. A+ .............     376,995        985,600
      45,000  IDT Corp.+ .................     424,047        594,000
      40,000  IDT Corp., Cl. B+ ..........     309,786        551,600
         600  KDDI Corp. .................   3,016,474      3,685,774
      73,000  Philippine Long Distance
                Telephone Co., ADR .......   1,412,296      2,519,960
                                          ------------   ------------
                                            10,486,802     12,566,204
                                          ------------   ------------
              TELECOMMUNICATIONS: NATIONAL -- 23.8%
      44,214  Brasil Telecom SA, Pfd. ....         474            184
      39,000  BT Group plc, ADR ..........   1,474,439      1,727,310
  17,415,054  Cable & Wireless
                Jamaica Ltd.+ ............     406,745        211,524
      75,000  China Unicom Ltd., ADR .....     628,818        668,250
     145,000  Compania de Telecomunicaciones
                de Chile SA, ADR .........   1,982,784        991,800
     262,000  Deutsche Telekom AG, ADR ...   3,017,183      4,202,480
     180,000  Elisa Oyj, Cl. A ...........   2,286,461      3,428,111
      38,000  France Telecom SA, ADR .....   1,021,948        830,680
       5,507  Hellenic Telecommunications
                Organization SA+ .........      86,065        121,293
      36,000  Hellenic Telecommunications
                Organization SA, ADR+ ....     218,769        401,040
      18,000  Hungarian Telephone &
                Cable Corp.+ .............     139,278        270,360
      10,000  KT Corp., ADR ..............     183,666        214,500
         500  Magyar Telekom
                Telecommunications
                plc, ADR+ ................       9,650          9,470
       5,000  Manitoba Telecom
                Services Inc. ............     168,270        203,395
       2,000  Maroc Telecom ..............      18,299         26,297
         237  Nippon Telegraph &
                Telephone Corp. ..........   1,207,105      1,161,805

                 See accompanying notes to financial statements.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
                                                             MARKET
      SHARES                                   COST           VALUE
      ------                                   ----          ------
              COMMON STOCKS (CONTINUED)
              TELECOMMUNICATIONS: NATIONAL (CONTINUED)
      22,000  Nippon Telegraph & Telephone
                Corp., ADR ...............$    622,716   $    538,340
       2,000  Pakistan Telecommunications
                Co. Ltd., GDR (a) ........     155,766        134,861
     100,000  PCCW Ltd. ..................      81,405         71,463
      20,000  Portugal Telecom SGPS SA ...     235,355        241,485
      68,000  Portugal Telecom SGPS SA,
                ADR ......................     277,645        819,400
      18,360  PT Telekomunikasi
                Indonesia, ADR ...........     165,504        589,356
      10,000  Rostelecom, ADR ............      79,578        290,000
      57,000  Royal KPN N.V.
                Sponsored, ADR ...........     472,195        642,390
     920,000  Singapore
                Telecommunications Ltd. ..     787,896      1,476,324
      98,000  Swisscom AG, ADR ...........   2,548,286      3,229,100
      25,000  Telecom Corp. of New
                Zealand Ltd., ADR ........     515,375        497,250
   2,150,000  Telecom Italia SpA .........   4,174,539      5,988,035
      27,000  Telecom Italia SpA, ADR ....     621,934        753,840
      57,700  Telefonica de Argentina
                SA, ADR+ .................     376,367        655,472
     100,000  Telefonica SA, ADR .........   2,634,654      4,974,000
       6,361  Telefonica SA, BDR .........     108,406        102,791
      92,000  Telefonos de Mexico SA
                de CV, Cl. L, ADR ........     673,142      1,916,360
      46,604  Telekom Austria AG .........     347,582      1,037,790
     339,000  Telekom Malaysia Berhad ....   1,520,064        834,930
       3,355  Telemar Norte Leste SA .....     148,531         66,375
     650,000  TeliaSonera AB .............   2,791,663      3,694,029
       2,400  Telstra Corp. Ltd., ADR ....      47,304         32,880
       8,075  Thai Telephone &
                Telecom, GDR+ (a)(b) .....     100,542          1,615
                                          ------------   ------------
                                            32,336,403     43,056,585
                                          ------------   ------------
              TELECOMMUNICATIONS: REGIONAL -- 17.0%
      78,000  Aliant Inc. ................   1,345,457      2,317,710
      33,250  Atlantic
                Tele-Network Inc. ........     112,178        692,598
     127,000  BCE Inc. ...................   2,933,230      3,003,550
      62,000  BellSouth Corp. ............   1,856,289      2,244,400
      12,000  Brasil Telecom
                Participacoes SA, ADR ....     595,898        390,840
         952  Brasil Telecom SA ..........           3             10
      13,000  CenturyTel Inc. ............     396,150        482,950
     245,000  Cincinnati Bell Inc.+ ......   1,759,859      1,004,500
      55,000  Citizens
                Communications Co. .......     621,413        717,750
      49,000  Commonwealth Telephone
                Enterprises Inc. .........   1,479,530      1,624,840
      50,060  D&E Communications Inc. ....     624,913        542,650
     170,000  First Pacific Co. Ltd. .....      92,079         66,216

                                                             MARKET
      SHARES                                   COST           VALUE
      ------                                   ----          ------
      20,000  First Pacific Co.
                Ltd., ADR ................$     30,144   $     38,946
     350,000  Qwest Communications
                International Inc.+ ......   1,324,998      2,831,500
      11,000  Shenandoah
                Telecommunications Co. ...     138,825        517,000
      25,693  Tele Norte Leste
                Participacoes SA, ADR ....     357,296        327,586
     210,000  Telecom Argentina SA,
                Cl. B, ADR+ ..............     869,186      2,436,000
      70,000  Telephone & Data
                Systems Inc. .............   1,520,586      2,898,000
      58,000  Telephone & Data
                Systems Inc., Special ....   1,159,130      2,256,200
      13,421  TELUS Corp. ................     274,410        553,407
      36,579  TELUS Corp., ADR ...........     654,075      1,514,011
      40,000  TELUS Corp., Non-Voting ....   1,000,754      1,614,261
   1,000,000  True Corp. plc+ ............     687,194        236,097
      70,000  Verizon Communications Inc.    2,736,960      2,344,300
                                          ------------   ------------
                                            22,570,557     30,655,322
                                          ------------   ------------
              WIRELESS COMMUNICATIONS -- 22.3%
      38,000  ABC Communications
                Holdings Ltd. ............      19,234          3,083
      42,500  ALLTEL Corp. ...............   1,749,052      2,712,775
     227,000  America Movil SA de CV,
                Cl. L, ADR ...............   1,151,362      7,550,020
      35,000  Centennial Communications
                Corp. ....................     182,988        182,000
      80,000  China Mobile Ltd., ADR .....   1,165,904      2,288,800
      70,000  CP Pokphand Co. Ltd., ADR+ .      58,725         84,490
      40,000  Dobson Communications Corp.,
                Cl. A+ ...................     129,100        309,200
      10,000  EasyCall International Ltd.+       9,532            572
     240,000  Europolitan Vodafone AB+ (c)     220,305      1,567,374
      17,500  Grupo Iusacell SA de CV+ ...      29,040         77,152
      26,000  Himachal Futuristic
                Communications Ltd.,
                GDR+ (a)(c) ..............     141,200         55,880
         666  Hutchison Telecommunications
                International Ltd.+ ......         519          1,072
       2,000  Millicom International
                Cellular SA+ .............      17,000         90,860
         800  Mobile TeleSystems, ADR ....      29,612         23,552
       1,500  NTT DoCoMo Inc. ............   4,313,046      2,202,027
      92,000  Price Communications
                Corp.+ ...................   1,354,830      1,559,400
      42,000  Rural Cellular Corp.,
                Cl. A+ ...................     432,519        461,580
      90,000  SK Telecom Co. Ltd., ADR ...   1,068,189      2,107,800
     450,000  Sprint Nextel Corp. ........   6,000,761      8,995,500
      6,000   SunCom Wireless
                Holdings Inc., Cl. A+ ....      20,520          9,000
         460  Tele Norte Celular
                Participacoes SA, ADR ....       7,079          4,324

                 See accompanying notes to financial statements.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
                                                             MARKET
      SHARES                                   COST           VALUE
      ------                                   ----          ------
              COMMON STOCKS (CONTINUED)
              WIRELESS COMMUNICATIONS (CONTINUED)
       1,150  Telemig Celular Participacoes
                SA, ADR ..................$     30,497   $     40,710
       4,430  Tim Participacoes SA, ADR ..      54,016        122,046
     105,000  United States
                Cellular Corp.+ ..........   4,675,591      6,363,000
      58,000  Vimpel-Communications,
                ADR+ .....................     442,160      2,657,560
       3,020  Vivo Participacoes SA+ .....       6,747         13,372
      23,976  Vivo Participacoes SA,
                ADR ......................     316,130         58,981
      13,024  Vivo Participacoes
                SA, Pfd.+ ................     159,589         31,750
      33,000  Vodafone Group plc, ADR ....     669,669        702,900
                                          ------------   ------------
                                            24,454,916     40,276,780
                                          ------------   ------------
              TOTAL COMMON STOCKS ........ 122,401,964    174,481,582
                                          ------------   ------------
              RIGHTS -- 0.0%
              TELECOMMUNICATIONS -- 0.0%
     315,789  True Corp. plc Rights+(c) ..           0         14,687
                                          ------------   ------------
              WARRANTS -- 0.0%
              COMMUNICATIONS EQUIPMENT -- 0.0%
      20,303  Champion Technology
                Holdings Ltd.,
                expire 02/26/07+ (c) .....           0            663
       1,473  Lucent Technologies Inc.,
                expire 12/10/07+ .........       2,445            398
                                          ------------   ------------
              TOTAL WARRANTS .............       2,445          1,061
                                          ------------   ------------
   PRINCIPAL                                                 MARKET
    AMOUNT                                     COST           VALUE
   --------                                    ----          ------
              U.S. GOVERNMENT OBLIGATIONS -- 3.4%
  $6,082,000  U.S. Treasury Bills,
                4.656% to 4.923%++,
                07/06/06 to 09/07/06 .....$  6,056,679   $  6,056,933
                                          ------------   ------------
              TOTAL
                INVESTMENTS -- 100.0% ....$128,461,088    180,554,263
                                          ============

              OTHER ASSETS AND
                LIABILITIES (NET) -- 0.0% ...............      28,185
                                                         ------------
              NET ASSETS -- 100.0% ......................$180,582,448
                                                         ============

-----------------
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the market value of Rule 144A securities amounted to $1,679,756 or 0.93% of total net assets. Except as noted in (b), these securities are liquid.
(b) At June 30, 2006, the Fund held an investment in a restricted and illiquid security amounting to $1,615 or 0.00% of total net assets, which was valued under methods approved by the Board, as follows:

                                                            06/30/06
                                                            CARRYING
 ACQUISITION                      ACQUISITION  ACQUISITION    VALUE
   SHARES  ISSUER                     DATE         COST     PER UNIT
   ------  ------                 -----------  -----------  --------
  8,075    Thai Telephone &
             Telecom, GDR ......... 03/31/94    $100,542    $ 0.2000
(c) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At June 30, 2006, the market value of fair valued securities amounted to $1,638,604 or 0.91% of total net assets.
 +  Non-income producing security.
 ++ Represents annualized yield at date of purchase.
ADR American Depository Receipt
BDR Brazilian Depository Receipt
GDR Global Depository Receipt

                                        % OF
                                       MARKET      MARKET
GEOGRAPHIC DIVERSIFICATION              VALUE      VALUE
--------------------------            --------    --------
North America....................       52.2%  $ 94,345,577
Europe...........................       27.9     50,321,470
Latin America....................        8.5     15,356,195
Asia/Pacific.....................        6.9     12,458,104
Japan............................        4.5      8,072,917
                                      ------   ------------
                                       100.0%  $180,554,263
                                      ======   ============

                 See accompanying notes to financial statements.

GAMCO GLOBAL SERIES FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2006 (UNAUDITED)
================================================================================

                                                       GLOBAL CONVERTIBLE    GLOBAL             GLOBAL         GLOBAL TELE-
                                                           SECURITIES        GROWTH           OPPORTUNITY     COMMUNICATIONS
                                                              FUND            FUND               FUND              FUND
                                                           -----------     ------------       -----------      ------------
ASSETS:
  Investments, at value (cost $15,927,810, $86,815,793,
    $15,932,588, and $128,461,088, respectively) ......... $16,434,781     $103,620,580       $23,676,506      $180,554,263
  Foreign currency, at value (cost $0, $2,002,644, .......
    $0,and $7,035, respectively) .........................          --        1,964,591                --             7,280
  Cash ...................................................          --           51,599            68,291                --
  Receivable for investments sold ........................     137,941        1,449,206                --            88,727
  Receivable for Fund shares sold ........................       5,526           32,991             7,722            54,150
  Dividends and interest receivable ......................     100,812          213,784            41,205           488,994
  Unrealized appreciation on forward
     foreign exchange contracts ..........................       7,468               --                --                --
  Other assets ...........................................         844            2,522             1,006             3,993
                                                           -----------     ------------       -----------      ------------
  TOTAL ASSETS ...........................................  16,687,372      107,335,273        23,794,730       181,197,407
                                                           -----------     ------------       -----------      ------------
LIABILITIES:
  Payable for Fund shares redeemed .......................       7,648           64,414             2,104            72,735
  Payable for investments purchased ......................          --        1,395,678                --                --
  Payable for investment advisory fees ...................      15,307           90,882            21,143           157,281
  Payable for shareholder communications expenses ........      14,372           57,834            20,293            64,898
  Payable for distribution fees ..........................       4,015           22,989             5,036            39,631
  Payable for legal and audit fees .......................      19,697           23,879            20,442            32,170
  Payable for shareholder services fees ..................       5,360           42,112             4,513            58,178
  Payable to custodian ...................................      34,587               --                --           168,128
  Other accrued expenses .................................       5,012           26,790             3,797            21,938
                                                           -----------     ------------       -----------      ------------
  TOTAL LIABILITIES ......................................     105,998        1,724,578            77,328           614,959
                                                           -----------     ------------       -----------      ------------
  NET ASSETS ............................................. $16,581,374     $105,610,695       $23,717,402      $180,582,448
                                                           ===========     ============       ===========      ============
NET ASSETS CONSIST OF:
  Capital stock, each class at $0.001 par value .......... $     2,612     $      4,994       $     1,396      $      9,810
  Additional paid-in capital .............................  14,633,841      148,182,280        22,894,123       177,574,804
  Accumulated net investment income (loss) ...............          --          446,519           (57,812)          765,158
  Accumulated net realized gain (loss) on
    investments and foreign currency
    transactions .........................................   1,429,934      (59,793,379)       (6,864,971)      (49,865,630)
  Net unrealized appreciation on investments .............     506,971       16,804,787         7,743,918        52,093,175
  Net unrealized appreciation (depreciation)
    on foreign currency translations .....................       8,016          (34,506)              748             5,131
                                                           -----------     ------------       -----------      ------------
  NET ASSETS ............................................. $16,581,374     $105,610,695       $23,717,402      $180,582,448
                                                           ===========     ============       ===========      ============
SHARES OF CAPITAL STOCK:
  CLASS AAA:
  Net assets ............................................. $16,295,247     $103,875,681       $23,429,166      $179,379,964
                                                           ===========     ============       ===========      ============
  Shares of capital stock outstanding;
    75,000,000 shares authorized .........................   2,565,191        4,911,057         1,378,677         9,744,239
                                                           ===========     ============       ===========      ============
  Net Asset Value, offering and
     redemption price per share .......................... $      6.35     $      21.15       $     16.99      $      18.41
                                                           ===========     ============       ===========      ============
  CLASS A:
  Net assets ............................................. $    75,057     $  1,343,332       $   239,122      $    732,421
                                                           ===========     ============       ===========      ============
  Shares of capital stock outstanding;
    50,000,000 shares authorized .........................      11,808           63,494            14,103            39,827
                                                           ===========     ============       ===========      ============
  Net Asset Value and redemption price per share ......... $      6.36     $      21.16       $     16.96      $      18.39
                                                           ===========     ============       ===========      ============
  Maximum offering price per share (NAV/.9425,
    based on maximum sales charge of 5.75%
    of the offering price) ............................... $      6.75     $      22.45       $     17.99      $      19.51
                                                           ===========     ============       ===========      ============
  CLASS B:
  Net assets ............................................. $    68,529     $    207,972       $    45,294          $272,288
                                                           ===========     ============       ===========      ============
  Shares of capital stock outstanding;
    25,000,000 shares authorized .........................      11,407           10,262             2,747            15,209
                                                           ===========     ============       ===========      ============
  Net Asset Value and offering price per share ........... $      6.01(a)  $      20.27(a)    $     16.49(a)   $      17.90(a)
                                                           ===========     ============       ===========      ============
  CLASS C:
  Net assets ............................................. $   142,541     $    183,710       $     3,820      $    197,775
                                                           ===========     ============       ===========      ============
  Shares of capital stock outstanding;
    25,000,000 shares authorized .........................      23,393            9,097             221.2            11,096
                                                           ===========     ============       ===========      ============
  Net Asset Value and offering price per share ........... $      6.09(a)  $      20.19(a)    $     17.27(a)   $      17.82(a)
                                                           ===========     ============       ===========      ============

----------------------
(a) Redemption price varies based on length of time held.

                 See accompanying notes to financial statements.

GAMCO GLOBAL SERIES FUNDS, INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                 GLOBAL CONVERTIBLE    GLOBAL         GLOBAL        GLOBAL TELE-
                                                     SECURITIES        GROWTH       OPPORTUNITY    COMMUNICATIONS
                                                        FUND            FUND           FUND             FUND
                                                     -----------     ------------   -----------     ------------
INVESTMENT INCOME:
  Dividends (net of foreign taxes of $1,538,
    $44,055, $10,269, and $260,642, respectively)   $    119,045    $  1,395,114    $    216,148    $  2,433,770
  Interest ......................................        160,945          39,225           4,594          46,363
                                                    ------------    ------------    ------------    ------------
  TOTAL INVESTMENT INCOME .......................        279,990       1,434,339         220,742       2,480,133
                                                    ------------    ------------    ------------    ------------
EXPENSES:
  Investment advisory fees ......................        102,598         557,159         118,793         925,624
  Distribution fees - Class AAA .................         25,274         137,054          29,336         229,753
  Distribution fees - Class A ...................            101           1,652             298             919
  Distribution fees - Class B ...................            350           1,054             240           1,870
  Distribution fees - Class C ...................            748           1,283              19           1,065
  Legal and audit fees ..........................         14,697          48,650          14,687          25,624
  Custodian fees ................................            675          23,628           7,515          27,723
  Shareholder services fees .....................          9,604          94,845          10,202         127,735
  Registration expenses .........................         12,934          20,285          13,014          19,949
  Shareholder communications expenses ...........         19,584          51,601          19,687          65,030
  Recovery of reimbursed expenses (see Note 3) ..             --              --           6,985              --
  Directors' fees ...............................            803           5,512           1,150           9,250
  Interest expense ..............................          6,019             839           1,605           4,576
  Miscellaneous expenses ........................          4,284          44,632          15,545          35,836
                                                    ------------    ------------    ------------    ------------
  TOTAL EXPENSES ................................        197,671         988,194         239,076       1,474,954
                                                    ------------    ------------    ------------    ------------
  LESS:
    Expense reimbursements (see Note 3) .........           (205)             --              --              --
    Custodian fee credits .......................         (1,106)             --            (110)           (897)
                                                    ------------    ------------    ------------    ------------
  TOTAL REIMBURSEMENTS AND CREDITS ..............         (1,311)             --            (110)           (897)
                                                    ------------    ------------    ------------    ------------
  TOTAL NET EXPENSES ............................        196,360         988,194         238,966       1,474,057
                                                    ------------    ------------    ------------    ------------
  NET INVESTMENT INCOME (LOSS) ..................         83,630         446,145         (18,224)      1,006,076
                                                    ------------    ------------    ------------    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY:
  Net realized gain on investments ..............      1,734,276       8,515,142         318,750      11,412,964
  Net realized gain (loss) on
    foreign currency transactions ...............       (155,700)           (405)           (625)          2,887
                                                    ------------    ------------    ------------    ------------
  Net realized gain on investments and
    foreign currency transactions ...............      1,578,576       8,514,737         318,125      11,415,851
  Net change in unrealized appreciation/
    depreciation on investments and
    foreign currency translations ...............     (1,188,882)     (4,988,936)      1,179,146      (3,385,437)
                                                    ------------    ------------    ------------    ------------
  NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS AND FOREIGN CURRENCY .........        389,694       3,525,801       1,497,271       8,030,414
                                                    ------------    ------------    ------------    ------------
  NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS ..................   $    473,324    $  3,971,946    $  1,479,047    $  9,036,490
                                                    ============    ============    ============    ============

                 See accompanying notes to financial statements.

GAMCO GLOBAL SERIES FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                               GLOBAL CONVERTIBLE SECURITIES FUND          GLOBAL GROWTH FUND
                                               ----------------------------------  ---------------------------------
                                               SIX MONTHS ENDED      YEAR ENDED    SIX MONTHS ENDED      YEAR ENDED
                                                 JUNE 30, 2006      DECEMBER 31,     JUNE 30, 2006      DECEMBER 31,
                                                  (UNAUDITED)          2005           (UNAUDITED)           2005
                                                -------------      -------------     -------------     -------------
OPERATIONS:
  Net investment income ....................    $      83,630      $     105,195     $     446,145     $     110,182
  Net realized gain on investments and
     foreign currency transactions .........        1,578,576          1,536,737         8,514,737         9,232,898
  Net change in unrealized appreciation/
     depreciation on investments and
     foreign currency translations .........       (1,188,882)          (906,265)       (4,988,936)        4,268,855
                                                -------------      -------------     -------------     -------------
  NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS .............          473,324            735,667         3,971,946        13,611,935
                                                -------------      -------------     -------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Class AAA ..............................          (33,085)*         (558,053)               --           (92,625)
    Class A ................................             (126)*          (15,235)               --            (2,247)
    Class B ................................             (126)*           (3,509)               --                --
    Class C ................................             (263)*           (3,372)               --                --
                                                -------------      -------------     -------------     -------------
                                                      (33,600)          (580,169)               --           (94,872)
                                                -------------      -------------     -------------     -------------
  Net realized gain on investments
    Class AAA ..............................         (146,364)*       (1,034,911)               --                --
    Class A ................................             (557)*          (28,253)               --                --
    Class B ................................             (557)*           (6,508)               --                --
    Class C ................................           (1,164)*           (6,254)               --                --
                                                -------------      -------------     -------------     -------------
                                                     (148,642)        (1,075,926)               --                --
                                                -------------      -------------     -------------     -------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......         (182,242)        (1,656,095)               --           (94,872)
                                                -------------      -------------     -------------     -------------
CAPITAL SHARE TRANSACTIONS:
    Class AAA ..............................        2,229,588         (5,708,864)       (8,479,385)      (18,980,399)
    Class A ................................          (20,041)          (469,690)          154,121           576,999
    Class B ................................           (5,606)           (52,160)              (20)           (3,817)
    Class C ................................           (5,711)            42,083           (57,316)          171,726
                                                -------------      -------------     -------------     -------------
  NET INCREASE (DECREASE) IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS ............        2,198,230         (6,188,631)       (8,382,600)      (18,235,491)
                                                -------------      -------------     -------------     -------------
  REDEMPTION FEES ..........................               94             25,134                66               873
                                                -------------      -------------     -------------     -------------
  NET INCREASE (DECREASE) IN NET ASSETS ....        2,489,406         (7,083,925)       (4,410,588)       (4,717,555)
NET ASSETS:
  Beginning of period ......................       14,091,968         21,175,893       110,021,283       114,738,838
                                                -------------      -------------     -------------     -------------
  End of period ............................    $  16,581,374      $  14,091,968     $ 105,610,695     $ 110,021,283
                                                =============      =============     =============     =============
  Undistributed net investment income ......               --                 --     $     446,519     $         374
                                                =============      =============     =============     =============

------------------
*Based on fiscal year to date book income. Amounts are subject to change and recharacterization at fiscal year end.

                 See accompanying notes to financial statements.

GAMCO GLOBAL SERIES FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                     GLOBAL OPPORTUNITY FUND         GLOBAL TELECOMMUNICATIONS FUND
                                               ----------------------------------  ---------------------------------
                                               SIX MONTHS ENDED     YEAR ENDED     SIX MONTHS ENDED      YEAR ENDED
                                                 JUNE 30, 2006     DECEMBER 31,      JUNE 30, 2006      DECEMBER 31,
                                                  (UNAUDITED)         2005            (UNAUDITED)           2005
                                                -------------     -------------      -------------     -------------
OPERATIONS:
  Net investment income (loss) .............    $     (18,224)    $      19,418     $   1,006,076     $   1,791,366
  Net realized gain on investments and
    foreign currency transactions ..........          318,125           856,524        11,415,851         5,129,883
  Net change in unrealized appreciation/
    depreciation on investments and
    foreign currency translations ..........        1,179,146         2,088,178        (3,385,437)       (2,147,155)
                                                -------------     -------------     -------------     -------------
  NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS .............        1,479,047         2,964,120         9,036,490         4,774,094
                                                -------------     -------------     -------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Class AAA ..............................               --           (30,715)               --        (2,003,135)
    Class A ................................               --              (552)               --            (8,156)
    Class B ................................               --                --                --                --
    Class C ................................               --                --                --              (117)
                                                -------------     -------------     -------------     -------------
                                                           --           (31,267)               --        (2,011,408)
                                                -------------     -------------     -------------     -------------
  Net realized gain on investments
    Class AAA ..............................               --                --                --                --
    Class A ................................               --                --                --                --
    Class B ................................               --                --                --                --
    Class C ................................               --                --                --                --
                                                -------------     -------------     -------------     -------------
                                                           --                --                --                --
                                                -------------     -------------     -------------     -------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......               --           (31,267)               --        (2,011,408)
                                                -------------     -------------     -------------     -------------
CAPITAL SHARE TRANSACTIONS:
    Class AAA ..............................          544,309        (2,510,492)      (15,458,756)      (25,916,855)
    Class A ................................          (20,553)          112,811           (39,010)          124,167
    Class B ................................           (6,178)           (9,204)         (173,716)         (435,480)
    Class C ................................               --             3,000            (7,604)          (62,137)
                                                -------------     -------------     -------------     -------------
  NET INCREASE (DECREASE) IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS ............          517,578        (2,403,885)      (15,679,086)      (26,290,305)
                                                -------------     -------------     -------------     -------------
  REDEMPTION FEES ..........................               17               970               291             7,745
                                                -------------     -------------     -------------     -------------
  NET INCREASE (DECREASE) IN NET ASSETS ....        1,996,642           529,938        (6,642,305)      (23,519,874)
NET ASSETS:
  Beginning of period ......................       21,720,760        21,190,822       187,224,753       210,744,627
                                                -------------     -------------     -------------     -------------
  End of period ............................    $  23,717,402     $  21,720,760     $ 180,582,448     $ 187,224,753
                                                =============     =============     =============     =============
  Undistributed net investment income ......               --                --     $     765,158                --
                                                =============     =============     =============     =============

                 See accompanying notes to financial statements.

GAMCO GLOBAL SERIES FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------


1. ORGANIZATION. The GAMCO Global Convertible Securities Fund (the "Global Convertible Fund"), formerly, The Gabelli Global Convertible Securities Fund, The GAMCO Global Growth Fund (the "Global Growth Fund"), formerly, The Gabelli Global Growth Fund, The GAMCO Global Opportunity Fund (the "Global Opportunity Fund"), formerly, The Gabelli Global Opportunity Fund, and The GAMCO Global Telecommunications Fund (the "Global Telecommunications Fund"), formerly, The Gabelli Global Telecommunications Fund, each a series of GAMCO Global Series Funds, Inc. (the "Corporation" or "Funds"), formerly, Gabelli Global Series Funds, Inc., was organized on July 16, 1993 as a Maryland corporation. The Corporation is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Global Convertible Fund, Global Growth Fund, Global Opportunity Fund, and Global Telecommunications Fund commenced operations on February 3, 1994, February 7, 1994, May 11, 1998, and November 1, 1993, respectively. Prior to January 13, 2000, the GAMCO Global Growth Fund's name was The Gabelli Global Interactive Couch Potato(R) Fund. The investment objectives of each Fund are as follows:

Global Convertible Fund seeks to obtain a high level of total return through a combination of current income and capital appreciation.

Global Growth Fund seeks to provide capital appreciation.

Global Opportunity Fund seeks to provide capital appreciation.

Global Telecommunications Fund seeks to provide capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

GAMCO GLOBAL SERIES FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------


Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

REPURCHASE AGREEMENTS. The Funds may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Funds take possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Funds to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Funds' holding period. The Funds will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Funds in each agreement. The Funds will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. At June 30, 2006, there were no open repurchase agreements.

FUTURES CONTRACTS. The Funds may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Funds are required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Funds each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Funds recognize a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At June 30, 2006, there were no open futures contracts.

SECURITIES SOLD SHORT. The Funds may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Funds record an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Funds record a realized gain or loss when the short position is closed out. By entering into a short sale, the Funds bear the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Funds on the ex-dividend date and interest expense is recorded on the accrual basis. The Funds did not hold any short positions as of June 30, 2006.

GAMCO GLOBAL SERIES FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------


FORWARD FOREIGN EXCHANGE CONTRACTS. The Funds may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Funds' portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Forward foreign exchange contracts at June 30, 2006, are reflected within the Schedule of Investments.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

RESTRICTED AND ILLIQUID SECURITIES. Each Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the Securities and Exchange Commission (the "SEC") may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.

GAMCO GLOBAL SERIES FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------


CONCENTRATION RISK. The Global Telecommunications Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility to the Fund's net asset value ("NAV") and a magnified effect in its total return.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Funds are informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS. When cash balances are maintained in a Fund's custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under each custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits".

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Funds, timing differences, and differing characterizations of distributions made by the Funds. Distributions from net investment income include net realized gains on foreign currency transactions. Distributions made in excess of current earnings and profits on a tax basis are treated as a non-taxable return of capital. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Funds. For the fiscal year ended December 31, 2005, the following reclassifications were made to increase (decrease) such accounts with offsetting adjustments to additional paid-in capital.

                                        ACCUMULATED (DISTRIBUTIONS        ACCUMULATED NET REALIZED
                                             IN EXCESS OF) NET        GAIN (LOSS) ON INVESTMENTS AND     ADDITIONAL
                                             INVESTMENT INCOME        FOREIGN CURRENCY TRANSACTIONS   PAID-IN CAPITAL
                                         -------------------------    -----------------------------   -----------------
          Global Convertible Fund ...........    $428,553                         $56,132                $(484,685)
          Global Growth Fund ................     (14,936)                         14,936                       --
          Global Opportunity Fund ...........      (6,620)                          6,620                       --
          Global Telecommunications Fund ....     (20,876)                         20,876                       --

GAMCO GLOBAL SERIES FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------


The tax character of distributions paid during the fiscal year ended December 31, 2005 was as follows:

                                            GLOBAL        GLOBAL       GLOBAL            GLOBAL
                                          CONVERTIBLE     GROWTH     OPPORTUNITY   TELECOMMUNICATIONS
                                             FUND          FUND         FUND              FUND
                                             ----          ----         ----              ----
Ordinary income
  (inclusive of short-term
  capital gains) ........................ $1,232,664      $94,872      $31,267         $2,011,408
Net long-term capital gains .............    423,431           --           --                 --
                                          ----------      -------      -------         ----------
Total distributions paid ................ $1,656,095      $94,872      $31,267         $2,011,408
                                          ==========      =======      =======         ==========

The Global Convertible Fund has a fixed distribution policy. Under the policy, the Fund declares and pays distributions quarterly and identifies that portion of the distribution which is from net investment income, capital gains, and paid-in-capital. The actual source of the distribution is determined after the end of the year. Pursuant to this policy, distributions during the year may be made in excess of required distributions. Such distributions are made from current earnings and profits and are considered ordinary income. The Fund continues to evaluate its distribution policy in light of ongoing economic and market conditions and may change the amount of the quarterly distributions in the future. For the period from January 2000 through April 2005, the Fund paid $0.10 per share on a monthly basis. On May 20, 2005, the Board announced a change in the distribution policy. The Fund currently intends to pay $0.03 per share on a quarterly basis in March, June, September, and December.

PROVISION FOR INCOME TAXES. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Funds' net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

As of December 31, 2005, the components of accumulated earnings/(losses) on a tax basis were as follows:

                                            GLOBAL              GLOBAL              GLOBAL              GLOBAL
                                          CONVERTIBLE           GROWTH            OPPORTUNITY     TELECOMMUNICATIONS
                                             FUND                FUND                FUND                FUND
                                             ----                ----                ----                ----
Accumulated capital loss carryforward ...         --         $(68,172,627)       $(7,183,070)       $(54,058,602)
Undistributed ordinary income ...........         --                  374              3,912              12,749
Net unrealized appreciation
  on investments ........................ $1,669,720           21,623,728          6,565,493          48,007,197
Other temporary differences .............    (15,881)                  --            (43,499)                 --
                                          ----------         ------------        -----------        ------------
Total accumulated income/(loss) ......... $1,653,839         $(46,548,525)       $  (657,164)       $ (6,038,656)
                                          ==========         ============        ===========        ============

The following summarizes capital loss carryforwards and expiration dates for each Fund at December 31, 2005:

                                              GLOBAL             GLOBAL              GLOBAL             GLOBAL
                                           CONVERTIBLE           GROWTH            OPPORTUNITY     TELECOMMUNICATIONS
EXPIRING IN FISCAL YEAR                       FUND                FUND                FUND               FUND
-----------------------                       ----                ----                ----               ----
         2009                                   --             $26,923,440         $2,301,024         $ 8,565,109
         2010                                   --              39,969,419          1,904,804          30,268,699
         2011                                   --               1,279,768          1,776,091          11,910,139
         2012                                   --                      --          1,201,151           3,314,655
                                            ------             -----------         ----------         -----------
                                                --             $68,172,627         $7,183,070         $54,058,602
                                            ======             ===========         ==========         ===========

GAMCO GLOBAL SERIES FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------


These capital loss carryforwards are available to reduce future required distributions of net capital gains to shareholders. During the fiscal year ended December 31, 2005 the Global Convertible Fund, Global Growth Fund, Global Opportunity Fund, and Global Telecommunications Fund utilized capital loss carryforwards of $502,405, $9,035,254, $833,769, and $4,405,318, respectively.

The following summarizes the tax cost of investments and the related unrealized appreciation/depreciation at June 30, 2006:

                                            GLOBAL             GLOBAL              GLOBAL              GLOBAL
                                          CONVERTIBLE          GROWTH            OPPORTUNITY     TELECOMMUNICATIONS
                                             FUND               FUND                FUND                FUND
                                         -----------        -----------         -----------         ------------
Aggregate cost of investments .......... $15,927,833        $86,946,746         $15,932,615         $135,007,005
                                         ===========        ===========         ===========         ============
Gross unrealized appreciation ..........     897,682         19,980,332           8,020,504           63,039,101
Gross unrealized depreciation ..........    (390,734)        (3,306,498)           (276,613)         (17,491,843)
                                         -----------        -----------         -----------         ------------
Net unrealized appreciation/
  (depreciation) .......................  $  506,948        $16,673,834         $ 7,743,891         $ 45,547,258
                                         ===========        ===========         ===========         ============

3. INVESTMENT ADVISORY AGREEMENTS. The Funds have entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Funds will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of the Fund's average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Funds' portfolios, oversees the administration of all aspects of the Funds' business and affairs, and pays the compensation of all Officers and Directors of the Funds who are affiliated persons of the Adviser.

The Adviser has voluntarily agreed to waive the investment advisory fee of the Global Convertible Fund to the extent necessary to maintain the annualized total net operating expenses (exclusive of brokerage, interest, taxes, and extraordinary expenses) at no more than 2.00%, 2.00%, 2.75%, and 2.75% of average daily net assets for Class AAA, Class A, Class B, and Class C, respectively. For the six months ended June 30, 2006, the Adviser reimbursed the Fund in the amount of $205. Such amount is not recoverable in future fiscal years.

Effective May 1, 2005, the Adviser has agreed to waive its investment advisory fee and/or to reimburse expenses of the Global Opportunity Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (exclusive of brokerage, interest, taxes and extraordinary expenses) at no more than 2.00%, 2.00%, 2.75%, and 2.75% (1.50%, 1.50%, 2.25%, and 2.25% prior to May
1, 2005) of the value of the Fund's average daily net assets for Class AAA, Class A, Class B, and Class C, respectively. Beginning January 1, 2005, the Fund is obliged to repay the Adviser for a period of two fiscal years following the fiscal year in which the Adviser reimbursed the Fund only to the extent that the operating expenses of the Fund fall below the applicable expense limitations. The cumulative amount which the Fund may repay the Adviser is $131,063. For the six months ended June 30, 2006, the Fund repaid the Adviser $6,985.

4. DISTRIBUTION PLAN. The Funds' Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Funds. Under the Class AAA, Class A, Class B, and
Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

GAMCO GLOBAL SERIES FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------


5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended June 30, 2006, other than short-term securities, are as follows:

                                                PURCHASES         SALES
                                                ---------         -----
         Global Convertible Fund ............. $13,845,296      $11,368,245
         Global Growth Fund ..................  22,227,085       31,011,334
         Global Opportunity Fund .............   2,808,294        2,079,154
         Global Telecommunications Fund ......   3,518,194       18,417,924

6. TRANSACTIONS WITH AFFILIATES. During the six months ended June 30, 2006, the Global Convertible, Global Growth, Global Opportunity, and Global Telecommunications Funds paid brokerage commissions of $380, $6,808, $180, and $20,474 to Gabelli & Company. Additionally, Gabelli & Company informed the Funds that it received $0, $1,216, $160, and $3,566 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares for the Global Convertible, Global Growth, Global Opportunity, and Global Telecommunications Funds, respectively.

The cost of calculating each Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between each Fund and the Adviser. During the six months ended June 30, 2006, the Global Growth and Global Telecommunications Funds each paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund's NAV, which is included in miscellaneous expenses in the Statement of Operations. A reimbursement was not sought during the six months ended June 30, 2006 for the Global Convertible and Global Opportunity Funds.

7. LINE OF CREDIT. The Funds have access to an unsecured line of credit of up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. At June 30, 2006, there were no borrowings outstanding from the line of credit.

The average daily amount of borrowings outstanding from the line of credit within the six months ended June 30, 2006, was $0, $4,657, $0, and $142,983 with a weighted average interest rate of 0.00%, 5.80%, 0.00%, and 5.17% for the Global Convertible, Global Growth, Global Opportunity, and Global Telecommunications Funds, respectively. The maximum amount borrowed at any time during the six months ended June 30, 2006 was $0, $173,000, $0, and $3,326,000 for the Global Convertible, Global Growth, Global Opportunity, and Global Telecommunications Funds, respectively.

8. CAPITAL STOCK TRANSACTIONS.  The Funds currently offer four classes of shares
- Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company, or through selected broker/dealers, or the transfer agent without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. The Board has approved Class I Shares which have not been offered publicly.

GAMCO GLOBAL SERIES FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------


Effective June 15, 2005, the Funds imposed a redemption fee of 2.00% on Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. (Prior to June 15, 2005, the Funds imposed a redemption fee on shares that were redeemed or exchanged on or before the sixtieth day after the date of a purchase.) The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the respective Funds. The redemption fees retained by each Fund during the six months ended June 30, 2006 amounted to $94, $66, $17, and $291 and during the fiscal year ended December 31, 2005 amounted to $25,134, $873, $970, and $7,745 for the Global Convertible, Global Growth, Global Opportunity, and Global Telecommunications Funds, respectively.

The redemption fee does not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain recordkeepers for qualified and non-qualified retirement plans that could not collect the redemption fee at the participant level due to systems limitations have received an extension to implement such systems.

Transactions in shares of capital stock were as follows:

                                         GLOBAL CONVERTIBLE                                  GLOBAL GROWTH
                       --------------------------------------------------   ---------------------------------------------------
                            SIX MONTHS ENDED                                  SIX MONTHS ENDED
                              JUNE 30, 2006            YEAR ENDED               JUNE 30, 2006                YEAR ENDED
                               (UNAUDITED)          DECEMBER 31, 2005            (UNAUDITED)              DECEMBER 31, 2005
                       ------------------------- ------------------------   ----------------------    -------------------------
                         SHARES         AMOUNT     SHARES       AMOUNT       SHARES      AMOUNT         SHARES        AMOUNT
                       ----------    ----------- ----------  ------------   --------  ------------    ----------   ------------
CLASS AAA
Shares sold ..........  1,794,332    $11,535,684  1,258,482  $  7,437,867    186,470  $  3,984,478       351,247   $  6,634,577
Shares issued upon
  reinvestment of
  dividends ..........     26,333        168,235    232,662     1,356,751         --            --         4,351         89,324
Shares redeemed ...... (1,470,176)    (9,474,331)(2,527,933)  (14,503,482)  (583,157)  (12,463,863)   (1,387,756)   (25,704,300)
                       ----------    ----------- ----------  ------------   --------  ------------    ----------   ------------
  Net increase
    (decrease) .......    350,489    $ 2,229,588 (1,036,789) $ (5,708,864)  (396,687) $ (8,479,385)   (1,032,158)  $(18,980,399)
                       ==========    =========== ==========  ============   ========  ============    ==========   ============
CLASS A
Shares sold ..........      1,429    $     8,999     14,762  $     84,309      8,764  $    186,766        36,708   $    724,402
Shares issued upon
  reinvestment of
  dividends ..........         33            210      2,003        11,680         --            --            97          1,998
Shares redeemed ......     (4,585)       (29,250)   (97,283)     (565,679)    (1,547)      (32,645)       (7,903)      (149,401)
                       ----------    ----------- ----------  ------------   --------  ------------    ----------   ------------
  Net increase
    (decrease) .......     (3,123)   $   (20,041)   (80,518) $   (469,690)     7,217  $    154,121        28,902   $    576,999
                       ==========    =========== ==========  ============   ========  ============    ==========   ============
CLASS B
Shares sold ..........         --             --         --            --         --            --         1,074   $     18,953
Shares issued upon
  reinvestment of
  dividends ..........         45    $       270        636  $      3,542         --            --            --             --
Shares redeemed ......       (973)        (5,876)   (10,395)      (55,702)        (1) $        (20)       (1,326)       (22,770)
                       ----------    ----------- ----------  ------------   --------  ------------    ----------   ------------
  Net increase
    (decrease) .......       (928)   $    (5,606)    (9,759) $    (52,160)        (1) $        (20)         (252)  $     (3,817)
                       ==========    =========== ==========  ============   ========  ============    ==========   ============
CLASS C
Shares sold ..........         --             --     23,314  $    125,405      4,431  $     91,186         9,486   $    178,993
Shares issued upon
  reinvestment of
  dividends ..........        202    $     1,234      1,090         6,137         --            --            --             --
Shares redeemed ......     (1,086)        (6,945)   (15,698)      (89,459)    (7,417)     (148,502)         (394)        (7,267)
                       ----------    ----------- ----------  ------------   --------  ------------    ----------   ------------
  Net increase
    (decrease) .......       (884)   $    (5,711)     8,706  $     42,083     (2,986) $    (57,316)        9,092   $    171,726
                       ==========    =========== ==========  ============   ========  ============    ==========   ============

GAMCO GLOBAL SERIES FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

                                        GLOBAL OPPORTUNITY                             GLOBAL TELECOMMUNICATIONS
                        -------------------------------------------------    ---------------------------------------------------
                            SIX MONTHS ENDED                                   SIX MONTHS ENDED
                              JUNE 30, 2006            YEAR ENDED                JUNE 30, 2006                YEAR ENDED
                               (UNAUDITED)          DECEMBER 31, 2005             (UNAUDITED)              DECEMBER 31, 2005
                        ------------------------ ------------------------    ----------------------    -------------------------
                         SHARES         AMOUNT     SHARES       AMOUNT        SHARES      AMOUNT         SHARES        AMOUNT
                        ---------    ----------- ----------  ------------    --------  ------------    ----------   ------------
CLASS AAA
Shares sold ............  162,368    $ 2,750,862    343,785  $  5,002,957     464,376  $  8,641,555       947,426   $ 16,136,166
Shares issued upon
  reinvestment of
  dividends ............       --             --      1,830        29,087          --            --       108,341      1,901,378
Shares redeemed ........ (130,444)    (2,206,553)  (518,825)   (7,542,536) (1,326,034)  (24,100,311)   (2,579,717)   (43,954,399)
                        ---------    ----------- ----------  ------------  ----------  ------------    ----------   ------------
  Net increase
    (decrease) .........   31,924    $   544,309   (173,210) $ (2,510,492)   (861,658) $(15,458,756)   (1,523,950)  $(25,916,855)
                        =========    =========== ==========  ============   =========  ============    ==========   ============
CLASS A
Shares sold ............    1,761    $    29,482     10,880  $    157,398       3,917  $     70,670        22,621   $    384,773
Shares issued upon
  reinvestment of
  dividends ............       --             --         35           547          --            --           386          6,767
Shares redeemed ........   (3,033)       (50,035)    (3,190)      (45,134)     (6,085)     (109,680)      (15,718)      (267,373)
                        ---------    ----------- ----------  ------------  ----------  ------------    ----------   ------------
  Net increase
    (decrease) .........   (1,272)   $   (20,553)     7,725  $    112,811      (2,168) $    (39,010)        7,289   $    124,167
                        =========    =========== ==========  ============  ==========  ============    ==========   ============
CLASS B
Shares sold ............       --             --         36  $        500          --            --            --             --
Shares issued upon
  reinvestment of
  dividends ............       --             --         --            --          --            --            --             --
Shares redeemed ........     (376)    $   (6,178)      (727)       (9,704)     (9,612) $   (173,716)      (26,153)  $   (435,480)
                        ---------    ----------- ----------  ------------  ----------  ------------    ----------   ------------
  Net increase
    (decrease) .........     (376)    $   (6,178)      (691) $     (9,204)     (9,612) $   (173,716)      (26,153)  $   (435,480)
                        =========    =========== ==========  ============  ==========  ============    ==========   ============
CLASS C
Shares sold ............       --             --        211  $      3,000       1,869  $     33,000         6,357   $    101,796
Shares issued upon
  reinvestment of
  dividends ............       --             --         --            --          --            --             7            118
Shares redeemed ........       --             --         --            --      (2,192)      (40,604)       (9,842)      (164,051)
                        ---------    ----------- ----------  ------------  ----------  ------------    ----------   ------------
  Net increase
    (decrease) .........       --             --        211  $      3,000        (323) $     (7,604)       (3,478)  $    (62,137)
                        =========    =========== ==========  ============  ==========  ============    ==========   ============

9. INDEMNIFICATIONS. The Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

10. OTHER MATTERS. The Adviser and/or affiliates have received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc. ("GAMCO"), the Adviser's parent company, is responding to these requests for documents and testimony. In June 2006, GAMCO began discussions with the SEC regarding a possible resolution of their inquiry. Since these discussions are ongoing, it cannot be determined at this time whether they will ultimately result in a settlement of this matter. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of seven closed-end funds managed by the Adviser relating to Section 19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Funds or any material adverse effect on the Adviser or its ability to manage the Funds.

GAMCO GLOBAL SERIES FUNDS, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of capital stock outstanding throughout each period:

                            INCOME FROM INVESTMENT OPERATIONS                      DISTRIBUTIONS
                          -------------------------------------    -----------------------------------------------
                                          Net
              Net Asset       Net     Realized and      Total                    Net
   Period       Value,    Investment   Unrealized       from         Net      Realized     Return
   Ended      Beginning     Income   Gain (Loss) on  Investment   Investment   Gain on       of         Total
December 31,  of Period    (Loss)(a)   Investments   Operations     Income   Investments   Capital   Distributions
------------  ---------    --------    -----------   ----------     ------   -----------   -------   -------------
THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
CLASS AAA
  2006(c)      $ 6.22       $ 0.03       $ 0.16       $ 0.19        $(0.01)*   $(0.05)*        --       $(0.06)
  2005           6.26         0.04         0.40         0.44         (0.17)     (0.32)         --        (0.49)
  2004           6.77         0.07         0.62         0.69         (0.12)     (0.38)     $(0.70)       (1.20)
  2003           6.66         0.07         1.24         1.31         (0.11)        --       (1.09)       (1.20)
  2002           8.29         0.07        (0.50)       (0.43)        (0.04)        --       (1.16)       (1.20)
  2001          10.86        (0.09)       (1.28)       (1.37)           --      (0.00)(d)   (1.20)       (1.20)
CLASS A
  2006(c)      $ 6.23       $ 0.02       $ 0.17        $0.19        $(0.01)*   $(0.05)*        --       $(0.06)
  2005           6.26         0.04         0.41         0.45         (0.17)     (0.32)         --        (0.49)
  2004           6.77         0.09         0.60         0.69         (0.11)     (0.36)     $(0.73)       (1.20)
  2003           6.66         0.07         1.24         1.31         (0.11)        --       (1.09)       (1.20)
  2002           8.28         0.07        (0.49)       (0.42)        (0.04)        --       (1.16)       (1.20)
  2001(g)       10.27        (0.09)       (1.10)       (1.19)           --      (0.00)(d)   (0.80)       (0.80)
CLASS B
  2006(c)      $ 5.91       $ 0.00(d)    $ 0.16        $0.16        $(0.01)*   $(0.05)*        --       $(0.06)
  2005           6.01        (0.01)        0.39         0.38         (0.17)     (0.32)         --        (0.49)
  2004           6.59         0.03         0.59         0.62         (0.10)     (0.34)     $(0.76)       (1.20)
  2003           6.55         0.03         1.21         1.24         (0.07)        --       (1.13)       (1.20)
  2002           8.23         0.02        (0.50)       (0.48)        (0.04)        --       (1.16)       (1.20)
  2001(h)       10.04        (0.16)       (0.75)       (0.91)           --      (0.00)(d)   (0.90)       (0.90)
CLASS C
  2006(c)      $ 5.99       $ 0.00(d)    $ 0.16        $0.16        $(0.01)*   $(0.05)*        --       $(0.06)
  2005           6.09         0.00(d)      0.38         0.38         (0.17)     (0.32)         --        (0.49)
  2004           6.66         0.03         0.60         0.63         (0.10)     (0.34)     $(0.76)       (1.20)
  2003           6.61         0.03         1.22         1.25         (0.07)        --       (1.13)       (1.20)
  2002           8.27         0.02        (0.48)       (0.46)        (0.04)        --       (1.16)       (1.20)
  2001(i)        8.58        (0.14)        0.03        (0.11)           --      (0.00)(d)   (0.20)       (0.20)

                                               RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                     --------------------------------------------------------------------------

                          Net Asset            Net Assets    Net       Operating       Operating
   Period                   Value,               End of   Investment    Expenses        Expenses      Portfolio
   Ended       Redemption   End of    Total      Period     Income       Before          Net of        Turnover
December 31,     Fees(a)    Period   Return+   (in 000's)   (Loss)    Reimbursement  Reimbursement(b)    Rate
------------     -------    -------  -------   ----------   ------    -------------  ----------------  --------
THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
CLASS AAA
  2006(c)        $0.00(d)    $6.35     3.1%      $16,295     0.82%(e)    1.92%(e)       1.92%(e)(f)       64%
  2005            0.01        6.22     8.0        13,781     0.63        2.11           2.03(f)           58
  2004            0.00(d)     6.26    11.7        20,350     1.06        2.06           2.01              60
  2003            0.00(d)     6.77    21.5        17,281     1.12        2.07           2.01              54
  2002              --        6.66    (4.9)        9,316     0.97        2.83           2.83              33
  2001              --        8.29   (13.2)        8,288    (0.93)       2.69           2.69              49
CLASS A
  2006(c)        $0.00(d)    $6.36     3.1%      $    75     0.75%(e)    1.92%(e)       1.92%(e)(f)       64%
  2005            0.01        6.23     8.2            93     0.68        2.06           2.04(f)           58
  2004            0.00(d)     6.26    11.6           598     1.41        2.06           2.01              60
  2003            0.00(d)     6.77    21.5            86     1.12        2.07           2.01              54
  2002              --        6.66    (4.7)            2     0.97        2.83           2.83              33
  2001(g)           --        8.28   (13.3)            9    (0.93)(e)    2.69(e)        2.69(e)           49
CLASS B
  2006(c)        $0.00(d)    $6.01     2.7%      $    68     0.07%(e)    2.67%(e)       2.67%(e)(f)       64%
  2005            0.01        5.91     7.3            73    (0.13)       2.84           2.78(f)           58
  2004            0.00(d)     6.01    10.8           133     0.45        2.81           2.76              60
  2003            0.00(d)     6.59    20.7            68     0.37        2.82           2.76              54
  2002              --        6.55    (5.6)           24     0.22        3.58           3.58              33
  2001(h)           --        8.23   (13.8)            6    (1.68)(e)    3.44(e)        3.44(e)           49
CLASS C
  2006(c)        $0.00(d)    $6.09     2.7%      $   143     0.06%(e)    2.67%(e)       2.67%(e)(f)       64%
  2005            0.01        5.99     7.2           145    (0.01)       2.91           2.78(f)           58
  2004            0.00(d)     6.09    10.9            95     0.44        2.81           2.76              60
  2003            0.00(d)     6.66    20.7            39     0.37        2.82           2.76              54
  2002              --        6.61    (5.3)           13     0.22        3.58           3.58              33
  2001(i)           --        8.27   (13.5)            0    (1.68)(e)    3.44(e)        3.44(e)           49

----------------
  + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for the period of less than one year is not annualized.
  * Based on fiscal year to date book income. Amounts are subject to change and recharacterization at fiscal year end.
(a) Per share amounts have been calculated using the average shares outstanding method.
(b) The Fund incurred interest expense during the six months ended June 30, 2006 and the years ended December 31, 2005, 2004, 2003, 2002, and 2001. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.85%, 2.00%, 2.00%, 2.00%, 2.82%, and 2.67% (Class AAA), 1.85%, 2.00%, 2.00%, 2.00%, 2.82%, and 2.67% (Class A),
    2.60%, 2.75%,  2.75%,  2.75%,  3.57%, and 3.42% (Class B), and 2.60%, 2.75%,
    2.75%, 2.75%, 3.57%, and 3.42% (Class C), respectively.
(c) For the period ended June 30, 2006,  unaudited.
(d) Amount  represents less than $0.005 per share.
(e) Annualized.
(f) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for the six months ended June 30, 2006 and the year ended December 31, 2005 would have been 1.91% and 2.03% (Class AAA), 1.91% and 2.03% (Class A), 2.66% and 2.78% (Class B), and 2.66% and 2.78%
    (Class C).
(g) From May 2, 2001, the date shares were continuously outstanding. Class A Shares were outstanding for the period March 13, 2000 through November 30, 2000.
(h) From March 28, 2001, the date Class B Shares were continuously  outstanding.
(i) From  November  26,  2001,   the date  Class  C Shares   were   continuously
    outstanding.

                See accompanying notes to financial statements.

GAMCO GLOBAL SERIES FUNDS, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                            INCOME FROM INVESTMENT OPERATIONS           DISTRIBUTIONS
                          -------------------------------------    -------------------------
                                          Net
              Net Asset       Net     Realized and      Total
   Period       Value,    Investment   Unrealized       from         Net
   Ended      Beginning     Income   Gain (Loss) on  Investment   Investment      Total
December 31,  of Period    (Loss)(a)   Investments   Operations     Income     Distributions
------------  ---------    --------    -----------   ----------     ------     -------------
THE GAMCO GLOBAL GROWTH FUND
CLASS AAA
  2006(c)      $20.43      $ 0.09       $ 0.63        $ 0.72           --            --
  2005          17.98        0.02         2.45          2.47       $(0.02)       $(0.02)
  2004          16.43       (0.05)        1.60          1.55           --            --
  2003          11.62       (0.06)        4.86          4.80           --            --
  2002          15.45       (0.08)       (3.75)        (3.83)          --            --
  2001          20.37       (0.16)       (4.76)        (4.92)          --            --
CLASS A
  2006(c)      $20.43      $ 0.09       $ 0.64        $ 0.73           --            --
  2005          18.01        0.01         2.45          2.46       $(0.04)       $(0.04)
  2004          16.45       (0.05)        1.61          1.56           --            --
  2003          11.63       (0.06)        4.87          4.81           --            --
  2002          15.47       (0.08)       (3.76)        (3.84)          --            --
  2001          20.37       (0.16)       (4.74)        (4.90)          --            --
CLASS B
  2006(c)      $19.65      $ 0.01       $ 0.61        $ 0.62           --            --
  2005          17.41       (0.12)        2.36          2.24           --            --
  2004          16.02       (0.17)        1.56          1.39           --            --
  2003          11.42       (0.16)        4.75          4.59           --            --
  2002          15.30       (0.17)       (3.71)        (3.88)          --            --
  2001          20.30       (0.29)       (4.71)        (5.00)          --            --
CLASS C
  2006(c)      $19.58      $(0.01)      $ 0.62        $ 0.61           --            --
  2005          17.35       (0.16)        2.39          2.23           --            --
  2004          15.97       (0.19)        1.57          1.38           --            --
  2003          11.38       (0.16)        4.74          4.58           --            --
  2002          15.26       (0.17)       (3.71)        (3.88)          --            --
  2001          20.24       (0.28)       (4.70)        (4.98)          --            --

                                           RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                     ---------------------------------------------------------

                          Net Asset            Net Assets    Net
   Period                   Value,               End of   Investment                 Portfolio
   Ended       Redemption   End of    Total      Period     Income      Operating     Turnover
December 31,     Fees(a)    Period   Return+   (in 000's)   (Loss)     Expenses (b)     Rate
------------     -------    -------  -------   ----------   ------    -------------   --------
THE GAMCO GLOBAL GROWTH FUND
CLASS AAA
  2006(c)        $0.00(d)    $21.15     3.5%    $103,876     0.80%(e)     1.77%(e)       20%
  2005            0.00(d)     20.43    13.7      108,433     0.11         1.79(f)        33
  2004            0.00(d)     17.98     9.4      114,011    (0.30)        1.82          100
  2003            0.01        16.43    41.4      132,886    (0.45)        1.71           63
  2002              --        11.62   (24.8)     105,034    (0.58)        1.75           82
  2001              --        15.45   (24.2)     178,575    (0.91)        1.75          102
CLASS A
  2006(c)        $0.00(d)    $21.16     3.6%    $  1,343     0.88%(e)     1.77%(e)       20%
  2005            0.00(d)     20.43    13.7        1,150     0.03         1.79(f)        33
  2004            0.00(d)     18.01     9.5          493    (0.29)        1.82          100
  2003            0.01        16.45    41.4          426    (0.45)        1.71           63
  2002              --        11.63   (24.8)         176    (0.58)        1.75           82
  2001              --        15.47   (24.1)         163    (0.91)        1.75          102
CLASS B
  2006(c)        $0.00(d)    $20.27     3.2%    $    208     0.09%(e)     2.52%(e)       20%
  2005            0.00(d)     19.65    12.9          202    (0.67)        2.54(f)        33
  2004            0.00(d)     17.41     8.7          183    (1.05)        2.57          100
  2003            0.01        16.02    40.3          211    (1.20)        2.46           63
  2002              --        11.42   (25.4)          86    (1.33)        2.50           82
  2001              --        15.30   (24.6)          57    (1.66)        2.50          102
CLASS C
  2006(c)        $0.00(d)    $20.19     3.1%     $   184    (0.07)%(e)    2.52%(e)       20%
  2005            0.00(d)     19.58    12.9          236    (0.90)        2.52(f)        33
  2004            0.00(d)     17.35     8.6           52    (1.17)        2.57          100
  2003            0.01        15.97    40.3          207    (1.20)        2.46           63
  2002              --        11.38   (25.4)         101    (1.33)        2.50           82
  2001              --        15.26   (24.6)          55    (1.66)        2.50          102

-----------------
  + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for the period of less than one year is not annualized.
(a) Per share amounts have been calculated using the average shares outstanding method.
(b) The Fund incurred interest expense during the years ended December 31, 2004, 2002, and 2001. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.81%, 1.70%, and 1.59% (Class AAA), 1.81%, 1.70%, and 1.59% (Class A), 2.56%, 2.45%, and
    2.34% (Class B), and 2.56%, 2.45%, and 2.34% (Class C), respectively.
(c) For the period ended June 30, 2006,  unaudited.
(d) Amount  represents less than $0.005 per share.
(e) Annualized.
(f) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for the year ended December 31, 2005 would have been 1.79%, 1.79%, 2.53%, and 2.52% for Class AAA, Class A, Class B, and Class C, respectively.

                See accompanying notes to financial statements.

GAMCO GLOBAL SERIES FUNDS, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                            INCOME FROM INVESTMENT OPERATIONS           DISTRIBUTIONS
                          -------------------------------------    ------------------------
                                          Net
              Net Asset       Net     Realized and      Total
   Period       Value,    Investment   Unrealized       from         Net
   Ended      Beginning     Income   Gain (Loss) on  Investment   Investment     Total
December 31,  of Period    (Loss)(a)   Investments   Operations     Income    Distributions
------------  ---------    --------    -----------   ----------     ------    -------------
THE GAMCO GLOBAL OPPORTUNITY FUND
CLASS AAA
  2006(e)       $15.91      $(0.01)      $ 1.09       $ 1.08           --            --
  2005           13.84        0.01         2.08         2.09       $(0.02)       $(0.02)
  2004           12.18        0.03         1.68         1.71        (0.05)        (0.05)
  2003            8.87        0.00(f)      3.29         3.29        (0.01)        (0.01)
  2002           10.02        0.00(f)     (1.15)       (1.15)          --            --
  2001           14.24        0.13        (4.25)       (4.12)       (0.10)        (0.10)
CLASS A
  2006(e)       $15.87      $(0.01)      $ 1.10       $ 1.09           --            --
  2005           13.81        0.01         2.09         2.10       $(0.04)       $(0.04)
  2004           12.16        0.03         1.67         1.70        (0.05)        (0.05)
  2003            8.86        0.00(f)      3.28         3.28        (0.01)        (0.01)
  2002            9.99        0.00(f)     (1.13)       (1.13)          --            --
  2001           14.21        0.13        (4.24)       (4.11)       (0.11)        (0.11)
CLASS B
  2006(e)       $15.49      $(0.08)      $ 1.08       $ 1.00           --            --
  2005           13.56       (0.08)        2.01         1.93           --            --
  2004           12.00       (0.07)        1.66         1.59       $(0.03)       $(0.03)
  2003            8.80       (0.07)        3.24         3.17           --            --
  2002           10.00       (0.07)       (1.13)       (1.20)          --            --
  2001           14.22        0.07        (4.26)       (4.19)       (0.03)        (0.03)
CLASS C (I)
  2006(e)       $16.22      $(0.08)      $ 1.13       $ 1.05           --            --
  2005           14.17       (0.10)        2.15         2.05           --            --
  2004           12.39        0.07         1.71         1.78           --            --
  2003            9.00       (0.07)        3.43         3.36           --            --
  2002           10.11       (0.07)       (1.04)       (1.11)          --            --
  2001(j)        10.15        0.07        (0.11)       (0.04)          --            --

                                                           RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                     --------------------------------------------------------------------------

                          Net Asset            Net Assets    Net       Operating          Operating
   Period                   Value,               End of   Investment    Expenses           Expenses       Portfolio
   Ended       Redemption   End of    Total      Period     Income       Before             Net of         Turnover
December 31,     Fees(a)    Period   Return+   (in 000's)   (Loss)   Reimbursement(b) Reimbursement(c)(d)    Rate
------------     -------    -------  -------   ----------   ------   ---------------- -------------------  --------
THE GAMCO GLOBAL OPPORTUNITY FUND
CLASS AAA
  2006(e)        $0.00(f)   $16.99      6.8%     $23,429   (0.15)%(g)     2.01%(g)           2.01%(g)          9%
  2005            0.00(f)    15.91     15.1       21,425    0.10          2.04               1.85(h)          26
  2004            0.00(f)    13.84     14.0       21,033    0.25          2.00               1.50             35
  2003            0.03       12.18     37.4       19,305    0.04          1.83               1.52             13
  2002              --        8.87    (11.5)      15,000   (0.05)         2.39               1.59              0
  2001              --       10.02    (28.9)      18,422    1.11          2.00               1.59             31
CLASS A
  2006(e)        $0.00(f)   $16.96      6.9%     $   239   (0.15)%(g)     2.01%(g)           2.01%(g)          9%
  2005            0.00(f)    15.87     15.2          244    0.05          2.06               1.87(h)          26
  2004            0.00(f)    13.81     14.0          106    0.26          2.00               1.50             35
  2003            0.03       12.16     37.4           67    0.04          1.83               1.52             13
  2002              --        8.86    (11.3)          36   (0.05)         2.39               1.59              0
  2001              --        9.99    (29.0)          45    1.11          2.00               1.59             31
CLASS B
  2006(e)        $0.00(f)   $16.49      6.5%     $    45   (0.93)%(g)     2.76%(g)           2.76%(g)          9%
  2005            0.00(f)    15.49     14.2           48   (0.60)         2.79               2.58(h)          26
  2004            0.00(f)    13.56     13.2           52   (0.53)         2.75               2.25             35
  2003            0.03       12.00     36.4           12   (0.71)         2.58               2.27             13
  2002              --        8.80    (12.0)           9   (0.80)         3.14               2.34              0
  2001              --       10.00    (29.5)          10    0.36          2.75               2.34             31
CLASS C (I)
  2006(e)        $0.00(f)   $17.27      6.5%     $     4   (0.91)%(g)     2.76%(g)           2.76%(g)          9%
  2005            0.00(f)    16.22     14.5            4   (0.66)         2.79               2.68(h)          26
  2004            0.00(f)    14.17     14.4            0.1  0.58          2.75               2.25             35
  2003            0.03       12.39     37.7            0.1 (0.71)         2.58               2.27             13
  2002              --        9.00    (11.0)           0.1 (0.80)         3.14               2.34              0
  2001(j)           --       10.11    (29.0)           0.1  0.36(g)       2.75(g)            2.34(g)          31

-----------------------
  + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for the period of less than one year is not annualized.
(a) Per share data is calculated using the average shares outstanding method.
(b) During the six months ended June 30, 2006 and the years ended December 31, 2005, 2004, 2003, 2002, and 2001, the Adviser voluntarily reimbursed certain expenses. If such expense reimbursements had not occurred, the ratio of operating expenses to average net assets would have been as shown.
(c) The Fund incurred interest expense during the years ended December 31, 2004, 2003, 2002 and 2001. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.50%, 1.50%, 2.25%, and 2.25% for Class AAA, Class A, Class B, and Class C, respectively for each year.
(d) The Fund incurred interest expense during the six months ended June 30, 2006 and the year ended December 31, 2005. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.00% and 1.84% (Class AAA), 2.00% and 1.86% (Class A), 2.75% and 2.57%
    (Class B), and 2.75% and 2.68% (Class C), respectively.
(e) For the period ended June 30, 2006,  unaudited.
(f) Amount  represents less than $0.005 per share.
(g) Annualized.
(h) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for the year ended December 31, 2005 would have been 1.84%, 1.87%, 2.58%, and 2.68% for Class AAA, Class A, Class B, and Class C, repectively.
(i) Class C shares were outstanding for the period October 27, 2000 through December 12, 2000 and for the period April 24, 2001 through May 10, 2001. Financial Highlights are not presented for Class C Shares as the information for this period is not considered meaningful.
(j) From  November  23,  2001,  the date shares were  continuously  outstanding.

                See accompanying notes to financial statements.

GAMCO GLOBAL SERIES FUNDS, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                            INCOME FROM INVESTMENT OPERATIONS                      DISTRIBUTIONS
                          -------------------------------------    -----------------------------------------------
                                          Net
              Net Asset       Net     Realized and      Total                    Net
   Period       Value,    Investment   Unrealized       from         Net      Realized
   Ended      Beginning     Income   Gain (Loss) on  Investment   Investment   Gain on        Total       Redemption
December 31,  of Period    (Loss)(a)   Investments   Operations     Income   Investments   Distributions    Fees(a)
------------  ---------    --------    -----------   ----------     ------   -----------   -------------    -------
THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
CLASS AAA
  2006(c)       $17.53      $ 0.10       $ 0.78        $ 0.88           --          --            --        $0.00(d)
  2005           17.23        0.16         0.33          0.49       $(0.19)         --        $(0.19)        0.00(d)
  2004           14.03        0.07         3.21          3.28        (0.08)         --         (0.08)        0.00(d)
  2003            9.83       (0.04)        4.24          4.20           --          --            --         0.00(d)
  2002           13.96       (0.01)       (4.12)        (4.13)          --          --            --           --
  2001           17.63       (0.07)       (3.58)        (3.65)          --      $(0.02)        (0.02)          --
CLASS A
  2006(c)       $17.51      $ 0.10       $ 0.78        $ 0.88           --          --            --        $0.00(d)
  2005           17.22        0.14         0.35          0.49       $(0.20)         --        $(0.20)        0.00(d)
  2004           14.03        0.08         3.19          3.27        (0.08)         --         (0.08)        0.00(d)
  2003            9.83       (0.04)        4.24          4.20           --          --            --         0.00(d)
  2002           13.95       (0.00)(d)    (4.12)        (4.12)          --          --            --           --
  2001           17.61       (0.06)       (3.58)        (3.64)          --      $(0.02)        (0.02)          --
CLASS B
  2006(c)       $17.11      $ 0.01       $ 0.78        $ 0.79           --          --            --        $0.00(d)
  2005           16.77        0.01         0.33          0.34           --          --            --         0.00(d)
  2004           13.69       (0.04)        3.12          3.08           --          --            --         0.00(d)
  2003            9.67       (0.13)        4.15          4.02           --          --            --         0.00(d)
  2002           13.83       (0.08)       (4.08)        (4.16)          --          --            --           --
  2001           17.59       (0.17)       (3.57)        (3.74)          --      $(0.02)       $(0.02)          --
CLASS C
  2006(c)       $17.03      $ 0.05       $ 0.74        $ 0.79           --          --            --        $0.00(d)
  2005           16.71        0.04         0.29          0.33       $(0.01)         --        $(0.01)        0.00(d)
  2004           13.68       (0.06)        3.14          3.08        (0.05)         --         (0.05)        0.00(d)
  2003            9.66       (0.16)        4.18          4.02           --          --            --         0.00(d)
  2002           13.82       (0.08)       (4.08)        (4.16)          --          --            --           --
  2001           17.58       (0.17)       (3.57)        (3.74)          --      $(0.02)        (0.02)          --

                               RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                         -----------------------------------------------------

              Net Asset            Net Assets    Net
   Period       Value,               End of   Investment               Portfolio
   Ended        End of    Total      Period     Income     Operating   Turnover
December 31,    Period   Return+   (in 000's)   (Loss)    Expenses(b)     Rate
------------    -------  -------   ----------   ------    -----------   --------
THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
CLASS AAA
  2006(c)       $18.41     5.0%      $179,380    1.09%(e)    1.59%(e)       2%
  2005           17.53     2.8        185,870    0.92        1.59           4
  2004           17.23    23.4        209,043    0.49        1.62          15
  2003           14.03    42.7        185,719   (0.38)       1.62          11
  2002            9.83   (29.6)       139,455   (0.05)       1.66           8
  2001           13.96   (20.7)       233,887   (0.45)       1.52          15
CLASS A
  2006(c)       $18.39     5.0%      $    732    1.11%(e)    1.59%(e)       2%
  2005           17.51     2.8            735    0.83        1.59           4
  2004           17.22    23.3            598    0.52        1.62          15
  2003           14.03    42.7            421   (0.38)       1.62          11
  2002            9.83   (29.5)           372   (0.05)       1.66           8
  2001           13.95   (20.7)           219   (0.45)       1.52          15
CLASS B
  2006(c)       $17.90     4.6%      $    272    0.09%(e)    2.34%(e)       2%
  2005           17.11     2.0            425    0.09        2.33           4
  2004           16.77    22.5            855   (0.25)       2.37          15
  2003           13.69    41.6            817   (1.13)       2.37          11
  2002            9.67   (30.1)           610   (0.80)       2.41           8
  2001           13.83   (21.3)           640   (1.20)       2.27          15
CLASS C
  2006(c)       $17.82     4.6%      $    198    0.57%(e)    2.34%(e)       2%
  2005           17.03     2.0            195    0.26        2.34           4
  2004           16.71    22.5            249   (0.44)       2.37          15
  2003           13.68    41.6             94   (1.13)       2.37          11
  2002            9.66   (30.1)           252   (0.80)       2.41           8
  2001           13.82   (21.3)           196   (1.20)       2.27          15

-----------------
  + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for the period of less than one year is not annualized.
(a) Per share amounts have been calculated using the average shares outstanding method.
(b) The Fund incurred interest expense during the six months ended June 30, 2006 and the years ended December 31, 2005, 2004, 2003, and 2002. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.59%, 1.58%, 1.61%, 1.61%, and 1.64% (Class
    AAA), 1.59%,  1.59%, 1.61%, 1.61%, and 1.64% (Class A), 2.33%, 2.33%, 2.36%,
    2.36%, and 2.39% (Class B), and 2.34%, 2.34%, 2.36%, 2.36%, and 2.39% (Class
    C), respectively.
(c) For the period ended June 30, 2006,  unaudited.
(d) Amount represents less than $0.005 per share.
(e) Annualized.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
     GABELLI FUNDS AND YOUR PERSONAL PRIVACY
================================================================================

     WHO ARE WE?
     The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and Gabelli Advisers, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?
     If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE
        SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                             GABELLI FAMILY OF FUNDS

VALUE _______________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well-seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE _______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE _____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations less than $1 billion) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations less than $1.5 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GAMCO GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GAMCO INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH ___________________________
GAMCO GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above market average yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

WESTWOOD INCOME FUND
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income
securities. (MULTICLASS)                                            TEAM MANAGED

SPECIALTY EQUITY ____________________________
GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GAMCO GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

SECTOR ______________________________________
GAMCO GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GAMCO GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of world-wide economic, financial, and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE ________________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN___________________________________
GAMCO MATHERS FUND
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (CLASS AAA-NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of debt instruments. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

FIXED INCOME ________________________________
WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET ________________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

AN INVESTMENT IN THE ABOVE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUNDS MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CAREFULLY
  CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND
           BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                         GAMCO Global Series Funds, Inc.
                  THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
                          THE GAMCO GLOBAL GROWTH FUND
                        THE GAMCO GLOBAL OPPORTUNITY FUND
                    THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA                           John D. Gabelli
CHAIRMAN AND CHIEF                              SENIOR VICE PRESIDENT
EXECUTIVE OFFICER                               GABELLI & COMPANY, INC.
GAMCO INVESTORS, INC.

E. Val Cerutti                                  Werner J. Roeder, MD
CHIEF EXECUTIVE OFFICER                         MEDICAL DIRECTOR
CERUTTI CONSULTANTS, INC.                       LAWRENCE HOSPITAL

Anthony J. Colavita                             Anthonie C. van Ekris
ATTORNEY-AT-LAW                                 CHAIRMAN
ANTHONY J. COLAVITA, P.C.                       BALMAC INTERNATIONAL, INC.

Arthur V. Ferrara                               Salvatore J. Zizza
FORMER CHAIRMAN AND                             CHAIRMAN
CHIEF EXECUTIVE OFFICER                         HALLMARK ELECTRICAL
GUARDIAN LIFE INSURANCE                         SUPPLIES CORP.
COMPANY OF AMERICA

                                    OFFICERS

Bruce N. Alpert                                 James E. McKee
PRESIDENT                                       SECRETARY

Agnes Mullady                                   Peter D. Goldstein
TREASURER                                       CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

--------------------------------------------------------------------------------
This report is submitted  for the general  information  of the  shareholders  of
GAMCO Global Series Funds, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GABGSQ206SR
                                                                           GAMCO

                                            GAMCO
                                            GLOBAL
                                            SERIES
                                            FUNDS, INC.
                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2006

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)  GAMCO Global Series Funds, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     September 1, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date     September 1, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer & Treasurer


Date     September 1, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.